Document and Entity Information	3 Months Ended
Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	ADAMIS PHARMACEUTICALS CORPORATION
Entity Central Index Key	0000887247
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
CURRENT ASSETS
Cash	$ 3,413,522		$ 7,519
Prepaid Consulting Fees and Other Current Assets	50,605	64,347	31,520
Debt Issuance Costs	647,171	286,582
Total Current Assets	4,111,298	350,929	39,039
ASSETS FROM DISCONTINUED OPERATIONS			130,000
Total Assets			169,039
CURRENT LIABILITIES
Accounts Payable	2,078,418	2,431,919	2,020,713
Accrued Other Expenses	232,228	754,709	469,279
Accrued Bonuses	101,436	101,436	101,436
Conversion Feature Derivative, at fair value	2,923,370	162,456
Down-round Protection Derivative, at fair value	641,113	50,545
Warrant Derivative, at fair value	1,781,592
Warrant Down-round Protection Derivative, at fair value	616,688
Convertible Notes Payable, net	541,179	982,997
Other Notes Payable	97,683	97,683	195,608
Notes Payable to Related Parties	72,979	97,122	105,632
Total Liabilities	9,086,686	4,678,867	2,892,668
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock - Par Value $.0001; 10,000,000 Shares Authorized; Issued and Outstanding-None
Common Stock - Par Value $.0001; 200,000,000 Shares Authorized	11,008	10,966	10,116
Additional Paid-in Capital	34,038,419	33,643,449	28,053,816
Accumulated Deficit	(39,019,586)	(37,977,124)	(30,782,332)
Treasury Stock - 5,228,188 Shares, at cost	(5,229)	(5,229)	(5,229)
Total Stockholders' Equity (Deficit)	(4,975,388)	(4,327,938)	(2,723,629)
[LiabilitiesAndStockholdersEquity]	$ 4,111,298	$ 350,929	$ 169,039

CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Statement of Financial Position [Abstract]
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000	175,000,000
Common Stock, Shares Issued	109,656,181	101,161,953	101,161,953
Common Stock, Shares Outstanding	104,427,992	95,933,765	95,933,765
Treasury Stock, Shares	5,228,188	5,228,188	5,228,188

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
Income Statement [Abstract]
REVENUE
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	515,244	488,756	2,008,255	2,649,234
RESEARCH AND DEVELOPMENT	224,516	235,967	1,209,318	2,165,968
Loss from Operations	(739,760)	(724,723)	(3,217,573)	(4,815,202)
OTHER INCOME (EXPENSE)
Interest Expense	(404,884)	(294,965)	(2,333,982)	(35,390)
Gain on Sale of Asset				5,297
Change in Fair Value of Down-round Protection Derivative	40,545	28,600	(122,945)
Change in Fair Value of Conversion Feature Derivative	61,637	(1,735,309)	(1,390,292)
Total Other Income (Expense)	(302,702)	(2,001,674)	(3,847,219)	(30,093)
Net (Loss) from Continuing Operations			(7,064,792)	(4,845,295)
DISCONTINUED OPERATIONS
Write-down of Discontinued Operations Receivable			(130,000)	(70,000)
Net (Loss) from Discontinued Operations			(130,000)	(70,000)
Net (Loss)	$ (1,042,462)	$ (2,726,397)	$ (7,194,792)	$ (4,915,295)
Basic and Diluted (Loss) Per Share
Basic and Diluted (Loss) Per Share from Continuing Operations			$ (0.07)	$ (0.06)
Basic and Diluted (Loss) Per Share from Discontinued Operations
Basic and Diluted (Loss) Per Share	$ (0.01)	$ (0.03)	$ (0.07)	$ (0.06)
Basic and Diluted Weighted Average Shares Outstanding	104,460,121	97,206,888	99,599,545	89,477,725

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Total
Balance, Beginning at Mar. 31, 2011	$ 8,682	$ 24,483,918	$ (5,229)	$ (25,867,037)	$ (1,379,666)
Balance, Beginning, shares at Mar. 31, 2011	86,818,532		(5,228,188)
Common Stock Issued for Note Conversions	409	818,210			818,619
Common Stock Issued for Note Conversions, shares	4,093,101
Common Stock Issued for Cash	1,000	2,499,080			2,500,080
Common Stock Issued for Cash, shares	10,000,320
Common Stock Issued for Services	25	59,975			60,000
Common Stock Issued for Services, shares	250,000
Warrants Issued for Services		21,000			21,000
Share Based Compensation		171,633			171,633
Net (Loss)				(4,915,295)	(4,915,295)
Balance, Ending at Mar. 31, 2012	10,116	28,053,816	(5,229)	(30,782,332)	(2,723,629)
Balance, Ending shares at Mar. 31, 2012	101,161,953		(5,228,188)
Common Stock Issued for Note Conversions	430	2,912,913			2,913,343
Common Stock Issued for Note Conversions, shares	4,293,370
Common Stock Issued for Note Conversions 2	91	502,270			502,361
Common Stock Issued for Note Conversions 2, shares	913,384
Common Stock Issued for Services	10	70,990			71,000
Common Stock Issued for Services, shares	100,000
Common Stock Issued for Exercised Warrants	41	(41)
Common Stock Issued for Exercised Warrants, shares	411,473
Common Stock Issued for Financings	278	1,591,722			1,592,000
Common Stock Issued for Financings, shares	2,776,000
Benficial Conversion Feature		347,272			347,272
Share Based Compensation		164,507			164,507
Net (Loss)				(7,194,792)	(7,194,792)
Balance, Ending at Mar. 31, 2013	$ 10,966	$ 33,643,449	$ (5,229)	$ (37,977,124)	$ (4,327,938)
Balance, Ending shares at Mar. 31, 2013	109,656,180		(5,228,188)

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	12 Months Ended
Mar. 31, 2013
Statement of Stockholders' Equity [Abstract]
Common Stock Issued for note conversion, per share	$ 0.25
Common Stock Issued for note conversion 2, per share	$ 0.55

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net (Loss)	$ (1,042,462)	$ (2,726,397)	$ (7,194,792)	$ (4,915,295)
Adjustments to Reconcile Net (Loss) to Net Cash (Used in) Operating Activities:
Stock Issued for Interest			75,703	621
Vesting of Options for Compensation	71,512	37,075	164,507	171,633
Reduction in Notes Payable			(57,925)
Change in Derivative Liability Fair Value			122,945
Change in Down-round Protection Derivative Fair Value	(40,545)	(28,600)
Change in Conversion Feature Derivative Fair Value	(61,637)	1,735,309	1,390,292
Amortization of Discount on Notes payable	58,182	134,911	770,033
Amortization of Debt Issuance Costs	145,260	125,565	1,305,418
Amortization of Stock Issued for Services	17,750		36,792	364,884
Sales Returns Reserve Adjustment				(13,151)
Write-down of Discontinued Operations Receivable			130,000	70,000
(Increase) Decrease in:
Prepaid Expenses and Other Current Assets	(4,008)	(52,108)	1,381	(20,694)
Increase (Decrease) in:
Accounts Payable	(353,501)	(203,160)	411,207	757,515
Accrued Other Expenses	(470,537)	(245,672)	285,430	238,628
Net Cash (Used in) Operating Activities	(1,679,986)	(1,223,077)	(2,559,009)	(3,345,859)
CASH FLOWS FROM FINANCING ACTIVITIES
Cash Received from Sale of Common Stock				2,500,080
Proceeds from Notes Payable	5,875,000	2,000,000	3,099,800
Payment of Notes Payable	(471,000)	(40,000)	(539,800)	(390,000)
Cash Paid for Debt Issuance Costs	(286,349)
Payment of Notes Payable to Related Parties	(24,143)	(24,400)	(8,510)	4,400
Net Cash Provided by Financing Activities	5,093,508	1,935,600	2,551,490	2,114,480
Increase (Decrease) in Cash	3,413,522	712,523	(7,519)	(1,231,379)
Cash:
Beginning		7,519	7,519	1,238,898
Ending	3,413,522	720,042		7,519
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash Paid for Interest	198,334		120,561	33,859
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING AND INVESTING ACTIVITIES
Common Stock issued for Exercised Warrants	22	22	41
Common Stock issued for Debt Issuance Cost		990,000	1,592,000
Note Payable Discounts from Derivative and Conversion Feature Liabilities	5,962,763	539,764	539,764
Additional Paid-Capital from Notes Payable Discount		172,727	347,272
Accrued Interest Applied to Principal Balance	51,944			147,866
Note Payable Converted to Common Stock	104,000		1,500,000	818,000
Common Stock Issued for Interest			75,703	621
Stock Based Compensation Expense	71,512	37,075	164,507	171,633
Warrants Issued for Prepaid Services	219,500			21,000
Settlement of Derivative Liability though Modification of Note	110,819
Additional Paid- In Capital resulting from reduction in derivative and conversion feature liabilities			1,840,000
Reduction in Notes Payable			$ 57,925

BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Basis Of Presentation
Basis of Presentation
Note 1: Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Articles 8 and 10 of Regulation S-X promulgated by the Securities and Exchange Commission (“SEC”). Accordingly, certain information and footnote disclosures normally included in annual financial statements have been condensed or omitted. In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements reflect all adjustments (including normal recurring adjustments and the elimination of intercompany accounts) considered necessary for a fair statement of all periods presented. The results of Adamis Pharmaceuticals Corporation operations for any interim periods are not necessarily indicative of the results of operations for any other interim period or for a full fiscal year. These unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended March 31, 2013.

Reclassifications

Certain reclassifications have been made to the June 30, 2012 condensed consolidated financial statement presentation to correspond to the current period’s classification.  Total stockholders’ (deficit) and net loss are unchanged due to these reclassifications.

Liquidity and Capital Resources

Our cash and cash equivalents were $3,413,522 and $0 at June 30, 2013 and March 31, 2013, respectively.

We prepared the condensed consolidated financial statements assuming that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities during the normal course of business. In preparing these condensed consolidated financial statements, consideration was given to the Company’s future business as described below, which may preclude the Company from realizing the value of certain assets.

The Company has negative working capital, liabilities that exceed its assets and significant cash flow deficiencies. Additionally, the Company will need significant funding for future operations and the expenditures that will be required to conduct the clinical and regulatory work to develop the Company’s product candidates. Management’s plans include seeking additional funding to satisfy existing obligations, liabilities and future working capital needs, to build working capital reserves and to fund its research and development projects. There is no assurance that the Company will be successful in obtaining the necessary funding to meet its business objectives.

Recent Accounting Pronouncements

     In July 2013, the Financial Accounting Standards Board (“FASB”) issued accounting guidance on the presentation of an unrecognized tax benefit when a net operating loss carryforward exists. Under this guidance, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Other than a potential change in presentation within the consolidated balance sheet, this accounting guidance will not have an impact on our consolidated financial position, results of operations or cash flows.

NOTE 1:                      NATURE OF BUSINESS

The company formerly named Adamis Pharmaceuticals Corporation, or Old Adamis, was founded in June 2006 as a Delaware corporation. Effective April 1, 2009, Old Adamis completed a business combination transaction with Cellegy Pharmaceuticals, Inc., or Cellegy. Before the merger, Cellegy was a public company and Old Adamis was a private company. In connection with the consummation of the merger and pursuant to the terms of the definitive merger agreement relating to the transaction, Cellegy was the surviving corporation in the merger and changed its name from Cellegy Pharmaceuticals, Inc. to Adamis Pharmaceuticals Corporation (the “Company", “Adamis Pharmaceuticals,” “Adamis,” “we” or “our”), and Old Adamis survived as a wholly-owned subsidiary and changed its corporate name to Adamis Corporation. The Company has two wholly-owned subsidiaries: Adamis Corporation; and Biosyn, Inc., which has rights to the C31G product.  Adamis Corporation has two wholly-owned subsidiaries: Adamis Viral Therapies, Inc., or Adamis Viral, which was formed to focus on the Company’s cancer and vaccine technologies; and Adamis Laboratories, Inc., or Adamis Labs, which was formed to focus on the Company’s allergy and respiratory products.

The Company’s general business strategy is to generate revenue through launch of its allergy and respiratory products in development, in order to generate cash flow to help fund expansion of its allergy and respiratory business, as well as support its future cancer and vaccine product development efforts.

NOTES PAYABLE	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Notes Payable [Abstract]
Notes Payable
Note 2: Notes Payable

10% Secured Convertible Note

    On June 11, 2012, the Company completed the closing of a private placement financing transaction with Gemini. The Company issued a 10% Senior Convertible Note in the aggregate principal amount of $500,000 (“Gemini Note II”) and 500,000 shares of common stock, and received gross proceeds of $500,000, excluding transaction costs and expenses. The maturity date was originally nine months after the date of the note, but was extended to July 11, 2013 on the original maturity date.  The Gemini Note II was convertible into shares of common stock at any time at the discretion of the investor at an initial conversion price per share of $0.55, subject to adjustment for stock splits, stock dividends and other similar transactions and subject to the terms of the Gemini Note II. The conversion price was also subject to price anti-dilution adjustments (or down-round protection) providing that with the exception of certain excluded categories of issuances and transactions, if we issue equity securities or securities convertible into equity securities at an effective price per share less than the conversion price of the Gemini Note II, the conversion price of the Gemini Note II will be adjusted downward to equal the per share price of the new securities. The Company bifurcated the conversion option derivative from the debt. See Note 3. Our obligations under the Gemini Note II and the other transaction agreements were guaranteed by our principal subsidiaries, including Adamis Corporation, Adamis Laboratories, Inc. and Adamis Viral, Inc.  The Gemini Note II, including accrued interest of $51,944, was exchanged for Secured Notes and Warrants as part of the Company’s June 26, 2013 private placement transaction, and is no longer outstanding.

Secured Convertible Promissory Notes

On June 26, 2013, the Company completed the closing of a private placement financing transaction (the “Transaction”) with a small number of accredited institutional investors.  Pursuant to a Subscription Agreement (the “Purchase Agreement”) and other transaction documents, we issued Secured Convertible Promissory Notes (“Secured Notes”) and common stock purchase warrants (“Warrants”) to purchase up to 13,004,316 shares of common stock ("Warrant Shares"), and received gross cash proceeds of $5,300,000, of which $286,349 was used to pay for transaction costs, fees and expenses.  The Secured Notes have an aggregate principal amount of $6,502,158, including a $613,271 principal amount note issued to Gemini Master Fund Ltd. in exchange for its previously outstanding Gemini Note II, which is no longer outstanding.  The maturity date of the Secured Notes is December 26, 2013.  Our obligations under the Secured Notes and the other transaction documents are guaranteed by our principal subsidiaries and, pursuant to a Security Agreement entered into with the investors, are secured by a security interest in substantially all of our assets and those of the subsidiaries.  The Secured Notes are convertible into shares of common stock at any time at the discretion of the investor at an initial conversion price per share of $0.50.  The conversion prices of the Secured Notes and the Warrants are subject to anti-dilution provisions providing that, with the exception of certain excluded categories of issuances and transactions, if we issue any shares of common stock or securities convertible into or exercisable for common stock, or if common stock equivalents are repriced, at an effective price per share less than the conversion price of the Secured  Notes or the exercise price of the Warrants (as applicable), without the consent of a majority in interest of the investors, the conversion price of the Secured Notes and Warrants will be adjusted downward to equal the per share price of the securities issued or deemed issued in such transaction.  The Company bifurcated the conversion feature derivative and down-round protection derivative from the debt, and recorded a discount totaling $3,564,483 as a result. See Note 3.

The Warrants are exercisable for a period of five years from the date of issuance.  The exercise price of the Warrants is $0.715 per share, which was 110% of the closing price of the common stock on the day before the closing.  The Warrants provide for proportional adjustment of the number and kind of securities purchasable upon exercise of the Warrants and the per share exercise price upon the occurrence of certain specified events, and include price anti-dilution provisions which provide for an adjustment to the per share exercise price of the Warrants and the number of shares issuable upon exercise of the Warrants, if the Company issues common stock or common stock equivalents at effective per share prices lower than the exercise price of the Warrants, on terms similar in material respects to the anti-dilution provisions relating to the Notes.

Provided (i) there is an effective registration statement that covers resale of all of the Warrant Shares, or (ii) all of the Warrant Shares may be sold pursuant to Rule 144 upon cashless exercise without restrictions including without volume limitations or manner of sale requirements, each such event referred to as a Trigger Condition, the company has the option to “call” the exercise of any or all of the Warrant, referred to as a Warrant Call, from time to time by giving a Call Notice to the holder.  The company’s right to exercise a Warrant Call commences five trading days after either of the Trigger Conditions has been in effect continuously for 15 trading days.  A holder has the right to cancel the Warrant Call up until the date the called Warrant Shares are actually delivered to the holder, such date referred to as the Warrant Call Delivery Date, if the Trigger Condition relied upon for the Warrant Call ceases to apply.  A Call Notice may not be given within 30 days of the expiration of the term of the Warrants.  In addition, a Call Notice may be given not sooner than 15 trading days after the Warrant Call Delivery Date of the immediately preceding Call Notice.

We may give a Call Notice only within 10 trading days after any 20-consecutive trading day period during which the volume weighted average price ("VWAP") of our common stock is not less than 250% of the exercise price for the Warrants in effect for 10 out of such 20-consecutive trading day period.  The maximum amount of Warrant Shares that may be included in a Call Notice will be reduced for the holder to the extent necessary so as to prevent the holder from exceeding the beneficial ownership limitation described in the warrants.  In addition, a Call Notice may not be given after the occurrence of an event of default.  Subject to the foregoing, a holder must exercise the Warrant and purchase the called Warrant Shares within 14 trading days after the Call Date, or the Warrant will be cancelled with respect to the unexercised portion of the Warrant that was subject to the Call Notice.  Call Notices generally must be given to all Warrant holders.

The Warrants with the embedded call option as of June 30, 2013 were valued using the Binomial Option Pricing Model. The average fair value of a single Warrant, including the call option, was $0.1370 per share and the average value of the Warrant anti-dilution reset feature was $0.0706 per share as of June 30, 2013. As a result, the Company recorded a discount to the Notes for the warrant derivative and warrant down-round protection derivative totaling $2,398,280.  See Note 3.

The Secured Notes have a stated interest rate of 0% and were issued with an original issue discount of $539,395.  The effective annual interest rate of the note is 199.6%.

The total discount balance related to the Secured Notes resulting from anti-dilution provisions, the conversion features and warrants was $6,502,158 as of June 30, 2013, and will be amortized using the effective interest method beginning in July 2013.

In conjunction with the private placement financing transaction, the Company issued warrants to a private placements agent to purchase up to 844,444 shares of common stock.  The fair market value of the warrants at the time of issuance was $152,000 and was recorded as debt issuance costs.  The costs are being amortized to interest expense over the life of Secured Notes.  Amortization expense for the quarter ended June 30, 2013 was not material.  See Note 5.

Convertible Notes Payable

On December 31, 2012, the Company issued a convertible promissory note in the principal amount of $600,000 and 600,000 shares of common stock to a private investor, and received gross proceeds of $600,000, excluding transaction costs and expenses. Interest on the outstanding principal balance of the note accrues at a rate of 10% per annum compounded monthly and is payable monthly commencing February 1, 2013.  All unpaid principal and interest on the note was due and payable on September 30, 2013.  In connection with the June 26, 2013 private placement transaction, the maturity date of the note was extended to March 26, 2014.  At any time on or before the maturity date, the investor has the right to convert part or all of the principal and interest owed under the note into common stock at a conversion price equal to $0.55 per share (subject to adjustment for stock dividends, stock splits, reverse stock splits, reclassifications or other similar events affecting the number of outstanding shares of common stock). The market value of the common stock on the date issued was $0.71 per share, for a total value of $426,000. Debt issuance cost of $426,000 was recorded as a result, and is being amortized over the term of the note. The stock is restricted for six months from the date issued. Amortization of the debt issuance cost, which is included in interest expense, was $140,967 for the three month period ended June 30, 2013, and the remaining unamortized balance at June 30, 2013 was $145,615.

The conversion feature of the note is considered beneficial to the investor due to the conversion price for the convertible note being lower than the market value of the common stock on the date the note was issued. The estimated value of the beneficial conversion feature was $174,545. The beneficial conversion feature is being amortized over the term of the note. This resulted in a charge to interest expense of $58,182 for the three month period ended June 30, 2013. At June 30, 2013, the net carrying value of the note was $541,179.

The effective annual interest rate of the note is 107% after considering the debt issuance cost and the beneficial conversion feature.

In connection with extending the maturity date of the convertible promissory note and for other considerations related to the June 26, 2013 private placement transaction, the Company issued warrants on June 26, 2013 to the December 31,2012 note holder to purchase up to 375,000 shares of common stock.  The fair market value of the warrants at the time of issuance was $67,500 and was recorded as debt issuance costs.  The Company is amortizing the costs over the life of note.  Amortization expense for the quarter ended June 30, 2013 was not material.  See Note 5.

        On April 5, 2013, we completed the closing of a private placement financing transaction with two investors pursuant to a Securities Purchase Agreement.  Pursuant to the purchase agreement, we issued 12% Convertible Debentures in the aggregate principal amount of $575,000, and received gross proceeds of $575,000, of which $67,000 was used to pay for transaction costs, fees and expenses.  Interest on the debentures was payable in the amount of 12% of the principal amount, regardless of how long the debentures remain outstanding.  Principal and interest was due and payable October 5, 2013.  The debentures were convertible into shares of common stock at any time at the discretion of the investor at an initial conversion price per share of $0.50.  In June 2013, the note holders converted a portion of the notes into 208,000 shares of common stock, and $644,000 of the net proceeds from the Secured Note and warrant private placement transaction discussed below was used to redeem and pay the outstanding amounts due under the notes including $173,00 for interest.  As a result, the notes are no longer outstanding at June 30, 2013.

Other Notes Payable

On November 30, 2010, the Company entered into a note payable with a drug wholesaler related to sales returns in the amount of $132,741. The note bears interest at the prime rate, plus 2% (5.25% at June 30, 2013), and originally required monthly payments of $10,000. The note is currently due on demand. The outstanding balance on this note at June 30, 2013 and March 31, 2013 was $25,074.

On May 1, 2011, the Company entered into a non-interest bearing note payable with a drug wholesaler related to sales returns in the amount of $147,866. The note required monthly payments of $10,000 with a final payment of $7,866 due on July 15, 2012. The note is currently due on demand and now bears interest at 12% per annum.  The outstanding balance on this note at June 30, 2013 and March 31, 2013 was $72,609.

Notes Payable to Related Party

The Company had notes payable to a related party amounting to $72,979 at June 30, 2013, and $97,122 at March 31, 2013, respectively. The notes bear interest at 10%. Accrued interest related to the notes was $74,680 at June 30, 2013 and $72,655 at March 31, 2013, respectively.

NOTE 7:                      NOTES PAYABLE

Ben Franklin Note

Biosyn (a wholly owned subsidiary of the Company and previously a wholly owned subsidiary of Cellegy) issued a note payable to Ben Franklin Technology Center of Southeastern Pennsylvania (“Ben Franklin Note”) in October 1992, in connection with funding the development of Savvy, a compound then under development to prevent the transmission of HIV/AIDS.

The Ben Franklin Note was recorded at its estimated fair value of $205,000 and was assumed by Cellegy as an obligation in connection with its acquisition of Biosyn in 2004. The repayment terms of the non-interest bearing obligation include the remittance of an annual fixed percentage of 3.0% applied to future revenues of Biosyn, if any, until the principal balance of $777,902 (face amount) is satisfied. Under the terms of the obligation, revenues are defined to exclude the value of unrestricted research and development funding received by Biosyn from nonprofit sources. Absent a material breach of contract or other event of default, there is no obligation to repay the amounts in the absence of future Biosyn revenues. Cellegy accreted the discount of $572,902 against earnings using the interest rate method (approximately 46%) over the discount period of five years, which was estimated in connection with the Ben Franklin Note’s valuation at the time of the acquisition.

Accounting principles generally accepted in the United States emphasize market-based measurement through the use of valuation techniques that maximize the use of observable or market-based inputs. The Ben Franklin Note’s peculiar repayment terms outlined above affects its comparability with main stream market issues and also affects its transferability. The value of the Ben Franklin Note would also be impacted by the ability to estimate Biosyn’s expected future revenues which in turn hinge largely upon future efforts to commercialize the product candidate, the results of which efforts are not known by the Company. Given the above factors and therefore the lack of market comparability, the Ben Franklin Note would be valued based on Level 3 inputs. As such, management has determined that the Ben Franklin Note will have no future cash flows, as we do not believe the product will create a revenue stream in the future. As a result, the Note had no fair market value at the time of the merger between the Company and Cellegy (see Note 1).

G-Max Trust Notes

On December 29, 2009, the Company issued a Convertible Promissory Note (the “G-Max Note”) in the aggregate principal amount of $500,000 and 500,000 shares of common stock to The G-Max Trust (the “Investor”) in connection with a private placement to the Investor for gross proceeds of $500,500. The market value of the common stock on the date issued was $0.25 per share, for a total value of $125,000. A discount on the note payable of $124,500 was recorded as a result, and was being amortized to interest expense over the term of the G-Max Note. The stock was restricted for six months from the date issued. As of March 31, 2012, the net carrying amount was $0 and the net unamortized discount was $0. The interest recognized in the contractual interest coupon was $0 and $12,638 for the years ended March 31, 2013 and 2012, respectively.

Interest on the outstanding principal balance of the G-Max Note accrued at a rate of 10% per annum compounded monthly and was payable monthly commencing February 1, 2010. All unpaid principal and interest on the G-Max Note was due and payable on June 30, 2011 (the “Maturity Date”).

At any time on or before the Maturity Date, the Investor had the right to convert part or all of the principal and interest owed under the G-Max Note into common stock at a conversion price equal to $0.20 per share (subject to adjustment for stock dividends, stock splits, reverse stock splits, reclassifications or other similar events affecting the number of outstanding shares of common stock). The conversion feature is considered beneficial to the Investor due to the purchase of the discounted shares. The estimated value of the beneficial conversion feature was $249,500. The entire amount was recorded as interest expense upon issuance as the G-Max Note was convertible at any time. The effective annual interest rate of the G-Max Note was 84.8% after considering the discount and beneficial conversion feature. The G-Max Note was converted into 2,500,000 shares of common stock on June 30, 2011.

On June 11, 2012, the Company issued a convertible promissory note in the aggregate principal amount of $500,000 and 500,000 shares of common stock to The G-Max Trust, and received gross proceeds of $500,000, excluding transaction costs and expenses. Interest on the outstanding principal balance of the note accrued at a rate of 10% per annum compounded monthly and is payable monthly commencing July 1, 2012. All unpaid principal and interest on the note is due and payable on April 1, 2013. At any time on or before the maturity date, the investor had the right to convert part or all of the principal and interest owed under the note into common stock at a conversion price equal to $0.55 per share (subject to adjustment for stock dividends, stock splits, reverse stock splits, reclassifications or other similar events affecting the number of outstanding shares of common stock). The market value of the common stock on the date issued was $0.74 per share, for a total value of $370,000. Debt issuance cost of $370,000 was recorded as a result, and was being amortized over the term of the G-Max Note. The stock is restricted for six months from the date issued. Amortization of the debt issuance cost, which is included in interest expense, was $370,000 for the year ended March 31, 2013, and the remaining unamortized balance was $0.

The conversion feature of the G-Max Note was considered beneficial to the investor due to the conversion price for the convertible note being lower than the market value of the common stock on the date the note was issued. The estimated value of the beneficial conversion feature was $172,727. The beneficial conversion feature was being amortized over the term of the G-Max Note.  The effective annual interest rate of the G-Max Note was 111.50% after considering the debt issuance cost and the beneficial conversion feature.

In January 2013, the G-Max Note and accrued interest payable of approximately $2,000 was converted at $.55 per share into 913,384 shares of common stock. The entire value of the beneficial conversion feature was recorded as a charge to interest expense as a result.

On October 25, 2012 the Company entered into a zero coupon secured promissory note with The G-Max Trust, evidencing a loan from G-Max to the Company, and received gross proceeds of approximately $500,000. The note had a stated maturity date of six months after the date of the note, April 25, 2013.  At maturity, we agreed to repay G-Max the sum of $588,000.  The note did not have a stated interest rate so long as we repaid the principal balance by the maturity date and there was no other event of default.  The note was also due and payable if we completed a financing transaction or series of transactions after the date of the note that result in proceeds to the Company of $2,000,000 or more.  As additional consideration for the loan, we issued to G-Max 176,000 shares of our common stock.  Pursuant to the terms of a security agreement and a stock escrow agreement, we issued 700,000 shares of our common stock as collateral for the timely repayment of the note, to be held by a third party escrow agent pursuant to the terms of the escrow agreement.  When the loan was repaid, then the collateral shares were to be returned to the Company and cancelled. On December 31, 2012 the note was repaid and the shares held in escrow were cancelled.

Gemini Master Fund, Ltd. Notes

The Company completed a private placement financing transaction (the “January 2010 Financing”) with a small number of institutional investors led by Gemini Master Fund, Ltd., pursuant to a Securities Purchase Agreement. The Company issued 10% Senior Secured Convertible Notes (the “Notes”) in the aggregate principal amount of approximately $1.5 million and 1,500,000 shares of common stock of the Company, and received gross proceeds of $1.5 million, excluding transaction costs and expenses. The fair market value of the Company’s common stock on the date of the transaction was $ 0.41 per share. A discount of approximately $600,000 was calculated as a result, and was being amortized to interest expense over the life of the Notes. The stock was restricted for six months from the date issued. As of March 31, 2012, the net carrying amount was $0 and the net amortized discount was $0. Interest recognized on the contractual coupon was $0 and $11,724 for the years ended March 31, 2013 and 2012, respectively.

Interest on the Notes was payable at a rate of 10% per annum and was payable monthly on the first business day of each month. Principal and any accrued and unpaid interest were due and payable on June 30, 2011. The Notes were convertible into shares of the Company’s common stock at any time at the discretion of the investor at an initial conversion price per share of $0.20, subject to adjustment for stock splits, stock dividends and other similar transactions and subject to the terms of the Notes. The conversion price was also subject to price anti-dilution adjustments providing that if the Company issues equity securities or securities convertible into equity securities at an effective price per share below the conversion price of the Notes (subject to certain exceptions), the conversion price of the Notes would be adjusted downward to equal the price of the new securities. The conversion feature was considered beneficial to the investors due to the purchase of the discounted shares. The estimated value of the beneficial conversion feature was approximately $2.2 million. The entire amount was recorded as interest expense upon issuance since the Notes were convertible at any time. The effective interest rate of the Notes was 210.4% after considering the discount and beneficial conversion feature.

During April through June 2011, certain of the Gemini Note holders exercised their conversion feature to convert their Notes into shares of the Company’s common stock. A total of 1,593,102 shares were issued in the conversion of notes with a total converted amount of $318,620, including interest. On June 30, 2011, the three remaining Gemini note holders accepted payment of the principal amounts owed. The amount of the Notes paid and retired was $345,000.

On April 2, 2012, the Company completed the closing of a private placement financing transaction with Gemini Master Fund, Ltd. pursuant to a securities purchase agreement. The Company issued a 10% Senior Convertible Note (the “Gemini Note”) in the aggregate principal amount of $1.0 million and 1,000,000 shares of our common stock, and received gross proceeds of $1.0 million, excluding transaction costs and expenses. Interest on the Gemini Note is payable at a rate of 10% per annum and is payable on the maturity date of the Gemini Note. Principal and accrued and unpaid interest is due and payable nine months after the date of the Gemini Note. The Gemini Note is convertible into shares of common stock at any time at the discretion of the investor at an initial conversion price per share of $0.25, subject to adjustment for stock splits, stock dividends and other similar transactions and subject to the terms of the Gemini Note. The conversion price is also subject to price anti-dilution adjustments providing that with the exception of certain excluded categories of issuances and transactions, if we issue equity securities or securities convertible into equity securities at an effective price per share less than the conversion price of the Gemini Note, the conversion price of the Gemini Note will be adjusted downward to equal the per share price of the new securities. The Company bifurcated the conversion option derivative from the debt. See Note 8. Our obligations under the Gemini Note and the other transaction agreements are guaranteed by our principal subsidiaries, including Adamis Corporation, Adamis Laboratories, Inc. and Adamis Viral, Inc. The market value of the common stock issued on April 2, 2012 was $0.25 per share, aggregated $250,000. Debt issuance cost of $250,000 was recorded as a result and amortized over the term of the Gemini Note, and is included in interest expense. The stock was restricted for six months from the date issued.  Debt issuance costs have been fully amortized as of March 31, 2013.

During the quarter ended December 31, 2012, the Gemini Note and accrued interest payable of approximately $73,000 was converted at $.25 per share into 4,293,370 shares of common stock. Concurrent with the conversion, the Company settled the related derivative and conversion feature liabilities which had a total fair value of $1,840,000. The fair value of the derivative and conversion feature liabilities on the day prior to conversion was determined using the intrinsic value. This resulted in an increase to the derivative and conversion feature liabilities of $354,800. On December 31, 2012, the balance of the adjusted fair value of the derivative and conversion feature liabilities totaling $1,840,000 was reclassified to additional paid in capital. For further details on the conversion feature see Note 8.  The effective annual interest of the Gemini Note was 46.1% after considering the debt issuance cost and the conversion feature.

On June 11, 2012, the Company completed the closing of a private placement financing transaction with Gemini. The Company issued a 10% Senior Convertible Note in the aggregate principal amount of $500,000 (“Gemini Note II”) and 500,000 shares of common stock, and received gross proceeds of $500,000, excluding transaction costs and expenses. The maturity date was originally nine months after the date of the note, but was extended to July 11, 2013 on the original maturity date.  The other material terms and conditions are similar to the Gemini Note described above, except that the initial conversion price per share is $0.55. The market value of the common stock on the date issued was $0.74 per share, for a total value of $370,000. Debt issuance cost of $370,000 was recorded as a result, and was amortized over the term of the Gemini Note II, and is included in interest expense. The stock was restricted for six months from the date issued. For further details on the conversion feature see Note 8.  Debt issuance costs have been fully amortized as of March 31, 2013.  At March 31, 2013, the net carrying value of the Gemini Note II was $500,000.  The effective annual interest rate of the Gemini Note II is 22.5% after considering the debt issuance cost and the beneficial conversion feature.

Convertible Promissory Note

On December 31, 2012, the Company issued a convertible promissory note in the principal amount of $600,000 and 600,000 shares of common stock to a private investor, and received gross proceeds of $600,000, excluding transaction costs and expenses. Interest on the outstanding principal balance of the note accrues at a rate of 10% per annum compounded monthly and is payable monthly commencing February 1, 2013. All unpaid principal and interest on the note is due and payable on September 30, 2013. At any time on or before the maturity date, the investor has the right to convert part or all of the principal and interest owed under the note into common stock at a conversion price equal to $0.55 per share (subject to adjustment for stock dividends, stock splits, reverse stock splits, reclassifications or other similar events affecting the number of outstanding shares of common stock). The market value of the common stock on the date issued was $0.71 per share, for a total value of $426,000. Debt issuance cost of $426,000 was recorded as a result, and is being amortized over the term of the note. The stock is restricted for six months from the date issued. Amortization of the debt issuance cost, which is included in interest expense, was $139,418 for the year ended March 31, 2013, and the remaining unamortized balance at March 31, 2013 was $286,582.

The conversion feature of the note is considered beneficial to the investor due to the conversion price for the convertible note being lower than the market value of the common stock on the date the note was issued. The estimated value of the beneficial conversion feature was $174,545. The beneficial conversion feature is being amortized over the term of the note. This resulted in a charge to interest expense of $57,542 for the year ended March 31, 2013. At March 31, 2013, the net carrying value of the note was $482,997.

The effective annual interest rate of the note is 107% after considering the debt issuance cost and the beneficial conversion feature.

Notes Payable

On November 30, 2010, the Company entered into a note payable with a drug wholesaler related to sales returns in the amount of $132,741. The note bears interest at the prime rate, plus 2% (5.25% at March 31, 2013), and originally required monthly payments of $10,000. The note is currently due on demand. The outstanding balance on this note at March 31, 2013 and 2012 was $22,441 and $75,242, respectively.

On May 1, 2011, the Company entered into a non-interest bearing note payable with a drug wholesaler related to sales returns in the amount of $147,866. The note required monthly payments of $10,000 with a final payment of $7,866 due on July 15, 2012. The note is currently due on demand and now bears interest at 12% per annum.  The outstanding balance on this note at March 31, 2013 and 2012 was $94,463 and $120,366, respectively.

Notes Payable to Related Parties

The Company had notes payable to a related party reflecting loans by related parties to the Company, amounting to $97,122 and $105,632 at March 31, 2013 and 2012, respectively, which bear interest at 10%. Accrued interest, which is included in accrued expenses, in the consolidated balance sheet, related to the notes was $72,655 and $63,934 at March 31, 2013 and 2012, respectively.

On various dates during the twelve months ended March 31, 2013 and 2012, and included in the amounts above, the Company issued promissory notes to the related party reflecting loans by a related party to the Company, for a total of $15,890 and $14,400, respectively, that bear interest at 10% with all principal and interest due on various maturity dates, originally. The principal amount repaid during fiscal 2013 and 2012 was $24,400 and $10,000, respectively. Interest continues to accrue on the unpaid principal balances.

DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Derivative Liability And Fair Value Measurements
Derivative Liability and Fair Value Measurements
Note 3: Derivative Liabilities and Fair Value Measurements

   Accounting Standards Codification (“ASC”) 815 - Derivatives and Hedging provides guidance to determine what types of instruments, or embedded features in an instrument, are considered derivatives. This guidance can affect the accounting for convertible instruments that contain provisions to protect holders from a decline in the stock price, referred to as anti-dilution or down-round protection. Down-round provisions reduce the exercise price of a convertible instrument if a company either issues equity shares for a price that is lower than the exercise price of those instruments, or issues new convertible instruments that have a lower exercise price. The Company has determined that the conversion feature liability, warrant liability and related down-round provisions on the Gemini Notes II and Secured Notes should be treated as derivatives.  The Company is required to report the conversion feature derivative, down-round protection derivative, warant derivative, and warrant down-round protection derivative resulting from the anti-dilution provision at fair value and record the fluctuations in fair value in current operations.

      The Company recognizes the derivative liabilities at their respective fair values at inception and on each reporting date. The Company values its financial assets and liabilities on a recurring basis and certain nonfinancial assets and nonfinancial liabilities on a nonrecurring basis based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, a fair value hierarchy that prioritizes observable and unobservable inputs is used to measure fair value into three broad levels, which are described below:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level 2:
Observable inputs other that Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in inactive markets; or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated with observable market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.

The Company recognizes the derivative liabilities at their respective fair values at inception and on each reporting date. The Company utilized a binomial option pricing model (“BOPM”) to develop its assumptions for determining the fair value of the conversion and anti-dilution features of the Gemini Note II, Secured Notes and Warrants.  Key assumptions at June 26, 2013 for the Gemini Note II include a volatility factor of 50.0%, a dividend yield of 0%, expected life of .04 years and a risk free interest rate of 0.02%.

        The Company estimated the original fair values of the embedded conversion and anti-dilution features of the Gemini Note II dated June 11, 2012 note to be $169,455 and $23,909, respectfully. The fair value of the embedded conversion and anti-dilution features were $162,456 and $50,545 at March 31, 2013, respectively.    The fair value of the conversion feature at the exchange date of June 26, 2013 of $100,819 and the fair value of the anti-dilution feature for the same date of $10,000 were settled as part of the modification of the Gemini Note II in conjunction with the June 26, 2013 private placement financing transaction.  The gain on the conversion feature derivative is $61,637 and the gain on the down-round protection derivative is $40,545 for the three months ended June 30, 2013.

Key assumptions at June 30, 2013 for the Secured Notes include a volatility factor of 83.4%, a dividend yield of 0%, expected life of .5 years and a risk free interest rate of 0.10%.

The Company estimated the original fair value of the embedded conversion feature derivative of the Secured Notes to be $0.2248 per share and the down-round protection derivative for the same notes is estimated at $0.0493. The number of potential conversion shares for the Secured Notes is 13,004,316. The original value and carrying value of the conversion feature derivative at June 30, 2013 was $2,923,370 and the carrying value of the down-round protection derivative for the same date was $641,113.

Key assumptions at June 30, 2013 for the Warrants discussed in Note 2 include a volatility factor of 139.6%, a dividend yield of 0%, expected life of 5 years and a risk free interest rate of 1.41%.

The Company estimated the original fair value of the Warrants, including call options, to be $0.1370 per share and the down-round protection derivative for the same warrants is estimated at $0.0706. The number of Warrants issued was 13,004,316. The original value and carrying value of the Warrants with call options at June 30, 2013 was $1,781,592 and the carrying value of the down-round protection derivative for the same date was $616,688. The down-round protection derivative was calculated as $918,105, but limited due to the total discount related to the Secured Notes exceeding the principal balance if the full value of the down-round protection derivative was recorded.

The table below provides a reconciliation of beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3).

	Down-round	Convertible Feature	Warrant	Warrant Down-round
	Protection Derivative	Derivative	Derivative	Protection Derivative	Total

Balance, March 31, 2013	$(50,545)	$(162,456)	$—	—	$(213,001)
Net Change in Fair Value	40,545	61,637	—	—	102,182
Settlement Through Modification of Gemini Note II	10,000	100,819	—	—	110,819
Fair Value at Issuance of Secured Notes	(641,113)	(2,923,370)	(1,781,592)	(616,688)	(5,962,763)

Balance at 6/30/2013	$(641,113)	$(2,923,370)	$(1,781,592)	$(616,688)	$(5,962,763)

The derivative liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair values includes various assumptions about future activities and stock price and historical volatility inputs.

The following table describes the valuation techniques used to calculate fair values for assets in Level 3.  There were no changes in the valuation techniques during the quarter ended June 30, 2013.

	Fair Value at	Valuation
	6/30/2013	Technique	Unobservable Input	Range

Conversion Feature Derivative and Down-round Protection Derivative (combined)
	$3,564,483	Binomial Option Pricing Model	Probability of common stock issuance at prices less than conversion prices stated in agreements	5%-65%

Warrant Derivative and Warrant Down-round Protection Derivative (combined)	$2,488,280	Binomial Option Pricing Model	Probability of common stock issuance at prices less than exercise prices stated in agreements	5%-50%

Significant unobservable inputs for the derivative liabilities include the estimated probability of the occurrence of a down‐round financing during the term over which the related debt and warrants are convertible or exercisable and the estimated magnitude of the down‐round. These estimates which are unobservable in the market were utilized to value the anti-dilution features of the convertible debt and warrants as of June 30, 2013.

NOTE 8:                      DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS

Accounting Standards Codification (ASC) 815 - Derivatives and Hedging provides guidance to determine what types of instruments, or embedded features in an instrument, are considered derivatives. This guidance can affect the accounting for convertible instruments that contain provisions to protect holders from a decline in the stock price, or down-round provisions. Down-round provisions reduce the exercise price of a convertible instrument if a company either issues equity shares for a price that is lower than the exercise price of those instruments, or issues new convertible instruments that have a lower exercise price. We have determined that the conversion feature with the down-round provision on the Gemini notes should be treated as a derivative liability. The Company is required to report the conversion feature liability and the derivative liability resulting from the down-round provision at fair value and record the fluctuation of the fair value in current operations.

The Company recognizes the derivative liabilities at their respective fair values at inception and on each reporting date. The Company values its financial assets and liabilities on a recurring basis and certain nonfinancial assets and nonfinancial liabilities on a nonrecurring basis based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, a fair value hierarchy that prioritizes observable and unobservable inputs is used to measure fair value into three broad levels, which are described below:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level 2:
Observable inputs other that Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in inactive markets; or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated with observable market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.

The Company recognizes the derivative liabilities at their respective fair values at inception and on each reporting date. The Company utilized a binomial option pricing model (BOPM) to develop its assumptions for determining the fair value of the conversion and anti-dilution features of the Gemini note. Key assumptions at March 31, 2013 for the June 11, 2012 note include a volatility factor of 92.1%, a discount rate of 1, a dividend yield of 0%, expected life of .28 years and a risk free interest rate of .07%.

The Company estimated the original fair values of the embedded conversion and anti-dilution features of the Gemini Note dated April 2, 2012 note to be $287,600 and $58,800, respectively. The loss on the convertible feature liability is $1,397,291 and the loss on the derivative liability is $96,309.  As disclosed in Note 7, the note was converted to common stock during the quarter ended December 31, 2012.

The Company estimated the original fair values of the embedded conversion and anti-dilution features of the Gemini Note II dated June 11, 2012 note to be $169,455 and $23,909, respectfully.  The gain on the convertible feature liability is $7,000 and the loss on the derivative liability is $26,636 for the year ended March 31, 2013.  The carrying value of the conversion feature at March 31, 2013 is $162,456 and the carrying value of the anti-dilution feature for the same date is $50,545.

The derivative liabilities and conversion feature liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair values includes various assumptions about future activities and stock price and historical volatility as inputs.

Significant unobservable inputs for the derivative and conversion feature liabilities include the estimated probability of the occurrence of a down-round financing during the term over which the related debt is convertible and the estimated magnitude of the down-round.   These estimates which are unobservable in the market were utilized to value the anti-dilution features of the convertible debt as of March 31, 2013.

The table below provides a reconciliation of beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3).

	Derivative Liability	Convertible Feature Liability	Total
Balance, April 1, 2012	$—	—	—
Fair Value at Issuance	82,709	457,055	539,764
Net Change in Fair Value	122,945	1,390,292	1,513,237
Conversion of Debt	(155,109)	(1,684,891)	(1,840,000)
Balance, March 31, 2013	$50,545	$162,456	$213,001

COMMON STOCK	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Consultant Warrants 1
Common Stock
Note 4: Common Stock

On May 30, 2013, the Company issued common stock upon exercise of an employee stock option.  The employee utilized a cashless conversion of 94,442 options with a strike price of $0.19 and received 68,054 shares of common stock.

On June 21, 2013, the Company issued common stock upon exercise of an investor warrant. The investor utilized a cashless conversion of 210,600 warrants with a strike price of $0.20 and received 145,800 shares of common stock.

On June 26, 2013, the Company issued 208,000 shares of common stock in conversion of $104,000 of principal of the notes issued on April 5, 2013.

NOTE 12:	CAPITAL STRUCTURE

The Company is authorized to issue 200,000,000 shares of common stock and 10,000,000 shares of preferred stock with a par value of $0.0001 per share.

On November 10, 2010, the Company completed a private placement transaction (the “Financing”) pursuant to a Common Stock Purchase Agreement (the “Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”). The Purchase Agreement provided for the sale of up to 40,000,000 shares of common stock of Adamis to a foreign institutional investor (the “Purchaser”), at a price of $0.25 per share, for up to $10 million of gross proceeds. An initial closing was held on November 10, 2010 pursuant to which the Company received $5,000,000 in gross proceeds and issued 20,000,000 shares of common stock. Proceeds have been reduced by $36,664 for fees incurred related to the private placement transaction.

During the first fiscal quarter ending June 30, 2011, certain holders of the Gemini Notes exercised their conversion feature to convert their notes into shares of the Company’s common stock. A total of 1,593,101 shares were issued in the conversion of notes and accrued interest with a total converted amount of $318,619.

On June 30, 2011, the holder of the G-Max Note converted the entire $500,000 principal amount of the note into 2,500,000 shares of common stock at the conversion price stated in the note.

On June 30, 2011, the Purchaser received 2,200,000 shares of common stock at $0.25 per share in connection with the Financing, for cash proceeds totaling $550,000. Effective July 21, 2011, the Purchaser received an additional 2,200,000 shares of common stock at $0.25 per share in connection with the second cash payment of $550,000 pursuant to the amendment to the Purchase Agreement.

On August 1, 2011, the Company entered into a consulting agreement with a consultant to assist the Company in the evaluation of potential product and technology candidates and related product financing structures and arrangements, and the development of the Company’s general business plan. As compensation, the Company issued 250,000 shares of its common stock, with a value of $60,000. The value was capitalized and was amortized over the five-month term of the agreement.

On November 10, 2011, the Company issued 2,800,000 shares of common stock to the Purchaser under the second amendment to the Purchase Agreement for cash proceeds totaling $700,000.

On January 31, 2012, the Purchaser received 1,500,000 shares of common stock at $0.25 per share in connection with the Financing, for cash proceeds totaling $375,000. Effective February 13, 2012, the Purchaser received an additional 499,680 shares of common stock at $0.25 per share in connection with the second cash payment of $124,920. On February 29, 2012, the Purchaser received 800,640 shares of common stock at $0.25 per share in connection with the Financing, for cash proceeds totaling $200,160 pursuant to the third amendment to the Purchase Agreement.

On April 2, 2012, the Company issued 1,000,000 shares of common stock to Gemini as part of the $1,000,000 Gemini Note transaction as described in Note 7 above.

On June 11, 2012, the Company issued 500,000 shares of common stock to G-Max as part of the $500,000 note transaction described in Note 7 above.

On June 11, 2012, the Company issued 500,000 shares of common stock to Gemini as part of the $500,000 note transaction described in Note 7 above.

On October 25, 2012, the Company issued 176,000 shares of common stock to G-Max as part of the $588,000 note transaction described in Note 7 above.

During the quarter ended December 31, 2012, Gemini converted its April 2012 note into common stock, and the Company issued 4,293,370 shares in conversion of the $1,000,000 principal and interest of $73,343.

On December 28, 2012, the Company issued 100,000 shares of common stock to a consultant for services to be provided through December 2013.

On December 31, 2012, the Company issued 600,000 shares of common stock to a private investor as part of the $600,000 note transaction as described in Note 7 above.

On January 18, 2013, G-Max converted its June 2012 note into common stock, and the Company issued 913,384 shares in conversion of the $500,000 principal and interest of $2,361.

During the year ended March 31, 2013, the Company issued 411,473 shares of common stock to warrant holders for various strike prices ranging from $0.20 to $0.30. The exercised warrants were cashless conversions.

STOCK OPTION PLANS, SHARES RESERVED AND WARRANTS	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Stock Option Plans Shares Reserved And Warrants
Stock Option Plans, Shares Reserved and Warrants

Note 5: Stock Option Plans, Shares Reserved and Warrants

On May 30, 2013, the Company issued common stock upon exercise of an employee stock option.  The employee utilized a cashless conversion of 94,442 options, discussed in Note 4.

On June 21, 2013, the Company issued common stock upon exercise of an investor warrant. The investor utilized a cashless conversion of 210,600 warrants, discussed in Note 4.

Effective June 26, 2013, the Company issued warrants to purchase up to 13,004,316 shares of common stock to the holders of the Secured Notes.  The warrants have a five-year term.  The exercise price of the warrants is $0.715 per share.  The warrants were valued using a binomial option pricing model.  The calculated fair value of the warrants was $1,781,592.  See Note 3.

Effective June 26, 2013, the Company issued warrants to purchase up to 844,444 shares of common stock to the private placements agents involved in the June 26, 2013 private placement transaction.  The warrants were valued using the Black-Scholes option pricing model; the expected volatility was approximately 32% and the risk-free interest rate was approximately 1%, which resulted in a calculated fair value of $152,000.

Effective June 26, 2013, the Company issued a warrant to purchase 375,000 shares of common stock to the holder of the Company’s convertible promissory note dated December 31, 2012, in connection with the June 26, 2013 private placement transaction.   The warrant has a five-year term.  The exercise price of the warrant is $0.715 per share.  The warrant was valued using the Black-Scholes option pricing model; the expected volatility was approximately 32% and the risk-free interest rate was approximately 1%, which resulted in a calculated fair value of $67,500.

No options expired or were cancelled during the three months ended June 30, 2013. During the three months ended June 30, 2013, 125,000 of investor warrants expired. The warrants had an exercise price of $0.30.

The Company recorded $71,512 of share based compensation expense during the three months ended June 30, 2013. The following summarizes outstanding stock options at June 30, 2013:

	Number of Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Stock Options Vested
Non-Plan Stock Options	100,714	.35 Years	$41.27	100,714

2009 Equity Incentive Plan	6,629,140	8.05 Years	$0.34	5,124,979

    The following summarizes warrants outstanding at June 30, 2013:

	Warrant Shares	Exercise Price Per Share	Date Issued	Expiration Date
Biosyn Warrants	4,105	$57.97 - $173.92	October 22, 2004	January 4, 2014
Old Adamis Warrants	1,000,000	$0.50	November 15, 2007	November 15, 2015
Consultant Warrants	10,800	$0.20	January 29, 2010	January 29, 2015
Various Investors	150,000	$0.30	September 3, 2010	September 3, 2015
2013 Private Placement	14,223,763	0.715	June 26, 2013	June 25, 2018
Consultant Warrants	300,000	$0.22	July 11, 2011	July 11, 2016

Total Warrants	15,688,668

At June 30, 2013, the Company has reserved shares of common stock for issuance upon exercise of outstanding options and warrants, and options and other awards that may be granted in the future under the 2009 Equity Incentive Plan, as follows:

Warrants	15,688,668
Non-Plan Stock Options	100,714
2009 Equity Incentive Plan	23,239,344
Total Shares Reserved	39,028,726

NOTE 13:	STOCK OPTION PLANS, SHARES RESERVED AND WARRANTS

The Company has a 2009 Equity Incentive Plan (the “2009 Plan”). The 2009 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards, restricted stock unit awards, stock appreciation rights, performance stock awards, and other forms of equity compensation (collectively “stock awards”). In addition, the 2009 Plan provides for the grant of performance cash awards. The initial aggregate number of shares of common stock that may be issued initially pursuant to stock awards under the 2009 Plan was 7,000,000 shares. The number of shares of common stock reserved for issuance automatically increase on January 1 of each calendar year, from January 1, 2010 through and including January 1, 2019, by the lesser of (a) 5.0% of the total number of shares of common stock outstanding on December 31 of the preceding calendar year or (b) a lesser number of shares of common stock determined by the Company’s board of directors before the start of a calendar year for which an increase applies. On January 1, 2013 and 2012, the number of shares reserved for this issuance increased by 5,175,731 and 4,656,698 respectively, aggregating to 23,239,344 at March 31, 2013.

On August 20, 2010 the Company granted 3,150,398 options to a number of its employees to purchase the Company’s common stock. The stock options have an exercise price of $0.27 per share, which was equal to the fair market value of the Company’s common stock on the date of the grant. 2,525,000 of the stock options vest over a period of three years from the date of the grant, and expire on the 10th anniversary of the grant date of the option and 625,398 of the stock options immediately vest. The Company estimated that the stock options have a fair market value of $0.12 per share using the Black-Scholes valuation model. Management’s assumptions included in the model were volatility of 31.675%, a risk-free interest rate of 2.6% based on the 10-year Treasury Rate at the date of the grant and no dividends. The Company estimated a forfeiture rate of 0%. The Company recorded stock based compensation expense of $125,465 and a reduction of accrued expenses of $1,068,786 related to such stock options for the year-ended March 31, 2011. Stock based compensation expense related to these options was $101,000 for each of the years ended March 31, 2013 and 2012.

On January 12, 2011, the Company added a board member, who was granted a stock option by the Company to purchase up to 50,000 shares of common stock. The stock option has an exercise price of $0.21 per share, which was equal to the fair market value of the Company’s common stock on the date of the grant. The stock option vests over a period of three years from the date of the grant, and expire on the 10th anniversary of the grant date of the option. The Company estimated that the stock option has a fair market value of $0.10 per share using the Black-Scholes valuation model. Management’s assumptions included in the model were volatility of 30.865%, a risk-free interest rate of 3.4% based on the 10-year Treasury Rate at the date of the grant and no dividends. The Company estimated a forfeiture rate of 0%. The Company recorded stock based compensation expense of $832 related to such stock options for each of the years ended March 31, 2013 and 2012.

On February 10, 2011, the Company added two board members, who were granted stock options by the Company to purchase up to 100,000 shares of common stock. The stock options have an exercise price of $0.20 per share, which was equal to the fair market value of the Company’s common stock on the date of the grant. The stock options vest over a period of three years from the date of the grant, and expire on the 10th anniversary of the grant date of the options. The Company estimated that the stock options have a fair market value of $0.10 per share using the Black-Scholes valuation model. Management’s assumptions included in the model were volatility of 30.865%, a risk-free interest rate of 3.7% based on the 10-year Treasury Rate at the date of the grant and no dividends. The Company estimated a forfeiture rate of 0%. The Company recorded stock based compensation expense of $1,668 related to such stock options for each of the years ended March 31, 2013 and 2012.

On July 11, 2011, the Company entered into a consulting agreement with a consultant to assist the Company in researching its markets and analyzing its opportunities. As part of the compensation, the consultant received a warrant to purchase 300,000 shares of common stock, with an exercise price of $0.22 and a term of five years. The value of the warrants was $21,000.

On September 12, 2011, the Company issued options to purchase 1,575,000 shares of common stock to directors, officers and employees of the Company under the 2009 Equity Incentive Plan with an exercise price of $0.19 per share. One-third of the options vest immediately, and the options become exercisable with respect to the remaining shares over a period of two years. These options were valued using the Black-Scholes option pricing model during the quarter ended September 30, 2011; the expected volatility was approximately 31% and the risk-free interest rate was approximately 2%, which resulted in a calculated fair value of $126,000.  The Company recorded stock based compensation expense of $42,000 and $66,500 for the years ended March 31, 2013 and 2012, respectively.

On September 13, 2011, the Company issued options to purchase 105,000 shares of common stock to the independent directors of the Company under the 2009 Equity Incentive Plan with an exercise price of $0.18 per share. The options become exercisable with respect to 1/36 of the shares monthly over a period of three years. These options were valued using the Black-Scholes option pricing model during the quarter ended September 30, 2011; the expected volatility was approximately 31% and the risk-free interest rate was approximately 2%, which resulted in a calculated fair value of $8,400.  The Company recorded stock based compensation expense of $2,800 and $1,633 for the years ended March 31, 2013 and 2012, respectively.

On October 11, 2012, the Company issued options to purchase 105,000 shares of common stock to the independent directors of the Company under the 2009 Equity Incentive Plan with an exercise price of $0.75 per share. The options become exercisable with respect to 1/36 of the shares monthly over a period of three years. These options were valued using the Black-Scholes option pricing model during the quarter ended December 31, 2012; the expected volatility was approximately 29% and the risk-free interest rate was approximately 2%, which resulted in a calculated fair value of $32,550.  The Company recorded stock based compensation expense of $5,424 for the year ended March 31, 2013.

On March 6, 2013, the Company issued options to purchase 1,388,184 shares of common stock to directors, officers and employees of the Company under the 2009 Equity Incentive Plan with an exercise price of $0.67 per share. The options vest monthly in equal amounts over 36 months. These options were valued using the Black-Scholes option pricing model during the quarter ended March 31, 2013; the expected volatility was approximately 29% and the risk-free interest rate was approximately 2%, which resulted in a calculated fair value of $388,691.  The Company recorded stock based compensation expense of $10,783 for the year ended March 31, 2013.

The following summarizes the stock option activity for the years ended March 31, 2013 and 2012 below:

	2009 Equity Incentive Plan	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Non-Plan Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life
Balance as of April 1, 2011	3,550,398	$0.26	9.34 years	100,714	$41.27	2.61 years
Options Granted	1,680,000	$0.19	9.24 years	—		—
Options Exercised	—		—	—		—
Options Canceled	—		—	—		—

Balance as of March 31, 2012	5,230,398	$0.24	8.69 years	100,714	$41.27	1.60 years

Options Granted	1,493,184	$0.68	9.91 years	—		—
Options Exercised	—		—	—		—
Options Canceled	—		—	—		—

Balance as of March 31, 2013	6,723,582	$0.34	8.18 years	100,714	$41.27	0.60 years

Exercisable at March 31, 2013	4,653,437	$0.25	7.69 years	100,714	$41.27	0.60 years

The Company has reserved shares of common stock for issuance upon exercise at March 31, 2013 as follows:

Warrants	1,800,505
Non-Plan Stock Options	100,714
2009 Equity Incentive Plan	23,239,344
Total Shares Reserved	25,140,563

The weighted-average grant-date fair value of stock options granted during the years ended March 31, 2013 and 2012 was approximately $1,021,000 and $317,000, respectively.

At March 31, 2013 and 2012, there was approximately $479,000 and $222,000, respectively, of unrecognized compensation costs related to non-vested option awards.  The expense is expected to be recognized over a weighted average period of 2.88 years.

The expiration date of the Old Adamis Warrants was extended three years to November 15, 2015. The following summarizes warrants outstanding at March 31, 2013:

	Warrant Shares	Exercise Price Per Share	Date Issued	Expiration Date
Biosyn Warrants	4,105	$57.97 - $173.92	October 22, 2004	January 4, 2014
Investor Warrants	275,000	$0.30	September 15, 2010	September 15, 2015
Old Adamis Warrants	1,000,000	$0.50	November 15, 2007	November 15, 2015
Consultant Warrants	221,400	$0.20	January 29, 2010	January 25, 2015
Consultant Warrants	300,000	$0.22	July 11, 2011	July 11, 2016

Total Warrants	1,800,505

During the year 4,140 Biosyn warrants expired.  The strike price of the warrants were between $67.83 and $57.97.

On March 6, 2013, the Company issued restricted stock units (RSU's) of 726,019 shares of common stock to directors, officers and employees of the Company under the 2009 Equity Incentive Plan.  The value of the award per share is $0.67.  A portion of the award vests on the first anniversary date of issuance with the remaining vesting monthly in equal amounts over 36 months.  The fair value of RSU's are $486,433. At March 31, 2013 none of the RSUs were vested and unrecognized compensation expense will be recognized over a weighted average period of approximately one year.

LEGAL MATTERS	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Legal Matters
Legal Matters
Note 6: Legal Matters

Information regarding certain legal proceedings to which the Company is a party can be found in the description of legal proceedings contained in the Company’s most recent Annual Report on Form 10-K for the year ended March 31, 2013 previously filed with the Securities and Exchange Commission, and is incorporated herein by reference. There have not been any material developments with respect to such proceedings during the quarter to which this Report on Form 10-Q relates.

NOTE 9:                      LEGAL MATTERS

In addition to the matters described below, we may become involved in or subject to, routine litigation, claims, disputes, proceedings and investigations in the ordinary course of business, which in our opinion will not have a material adverse effect on our financial condition, cash flows or results of operations.

Cosmo Bioscience, Inc. et. al. v. Adamis Pharmaceuticals Corp. and Maurizio Zanetti

Cosmo Bioscience, Inc. et. al. v. Adamis Pharmaceuticals Corp. and Maurizio Zanetti was filed in San Diego Superior Court in May 2010. Plaintiffs were affiliated Cosmo Bioscience entities who claimed to have sublicensed certain patented technology from Eurogen BV, an entity wholly owned and controlled by Maurizio Zanetti. Plaintiffs claimed that Dr. Zanetti wrongfully terminated their license, and further that Dr. Zanetti improperly licensed the same technology to Adamis in violation of plaintiffs’ exclusive sublicense agreement. Plaintiffs asserted a single claim for declaratory relief seeking a declaration that the Cosmo sublicense was in full force and effect, and that the Adamis license is invalid.  On February 21, 2013, the Court resolved the motion in Adamis’ favor and dismissed the action with prejudice, thereby precluding the plaintiffs from bringing the suit again.

Curtis Leahy, et. al. v. Dennis J. Carlo, et al.

In May 2010, Curtis Leahy, et. al. v. Dennis J. Carlo, et al. was filed in San Diego Superior Court. The plaintiffs – Antaeus Capital Partners, Curtis Leahy, and David Amron – are Adamis shareholders. The defendants named in the Complaint are Adamis, Dennis Carlo, David Marguglio, Robert Hopkins, and Richard Aloi, who are (or, in the case of Mr. Aloi, were) officers and/or directors of Adamis. Plaintiffs assert claims for violations of Section 25401, 25501, and 25504 of the California Corporations Code, and claims for common law fraud and negligent misrepresentation based on the allegations that defendants misrepresented and omitted material information in private placement memoranda distributed by Adamis in 2006 and 2008 regarding, among other things, Adamis’ license rights with respect to certain patented anti-viral technology.

On May 27, 2011, plaintiffs filed a motion for class certification seeking to certify a putative class of shareholders who purchased stock pursuant to either or both of Adamis’ 2006 and 2008 private placement memoranda. On June 28, 2011, the court issued an order denying the plaintiffs’ motion for class certification on the grounds that (1) plaintiffs failed to meet their burden to show that there are common issues of fact to certify the class and (2) the individual plaintiffs were not adequate class representatives. Plaintiffs have appealed the court’s order denying class certification. The Company filed a motion for summary judgment on March 28, 2012. In June 2013, the Company and plaintiffs have entered into preliminary settlement negotiations.

The litigation fees and costs have been submitted to our insurance carrier who has agreed to pay the fees and costs pursuant to the terms of our insurance policy, subject to a reservation of rights letter.

Agape World, Inc.

Agape World, Inc. is a company involved in an involuntary bankruptcy proceeding filed in 2009. Its principal, Nicholas Cosmo, was indicted on many counts of wire fraud and other claims, based on allegations that he operated a Ponzi scheme through Agape and other entities.  Mr. Cosmo pled guilty in 2010 and to the Company’s knowledge is serving his sentence in prison.  More than three years before the date of this Report on Form 10-K, the bankruptcy trustee of Agape contacted Adamis by telephone, asserting that Agape World paid $1 million to Adamis for 2 million shares of common stock of Adamis, but that the stock was issued not to Agape World but instead to Mr. Cosmo, a principal of Agape World, and claiming that this constituted a fraudulent transfer. The Company believes that the trustee has recovered the stock from the principal. The Company responded to the trustee denying any fraudulent transfer or any other basis for a claim by the trustee. There has been no further communication between the trustee and Adamis for more than three years, and no suit or any action has been filed against Adamis. Management believes that the trustee has no basis for any fraudulent transfer or other claims against Adamis. Due to the limited nature of discussions with Agape, the early stage of this matter and the facts in this case, the outcome of this matter cannot be determined at this time.

The litigation described in this section could divert management time and attention from Adamis, could involve significant amounts of legal fees and other fees and expenses. An adverse outcome in any such litigation could have a material adverse effect on Adamis.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Note 7: Subsequent Events

On July 3, 2013 the Company issued 26,563 shares of common stock to a warrant holder upon the exercise of its warrant.  The fair market value was $0.64.  The exercise was by means of a cashless conversion of 50,000 warrants.

On August 1, 2013, we entered into an agreement to initially license and, with an additional closing payment fully acquire from 3M Company and 3M Innovative Properties Company (“3M”), certain intellectual property and assets relating to 3M’s Taper Dry Powder Inhaler (DPI) technology under development for the treatment of asthma and chronic obstructive pulmonary disease (“COPD”).  The intellectual property includes patents, patent applications and other intellectual property relating to the Taper assets.  The Taper DPI inhaler was being developed by 3M to compete with other dry powder inhalers such as GlaxoSmithKline’s (“GSK”) Advair Diskus®.

Pursuant to the terms of the agreement, we made an initial non-refundable payment to 3M of $3 million and obtained an exclusive worldwide license to the assets and intellectual property in all indications in the dry powder inhalation field.  Upon a subsequent closing payment by Adamis of an additional $7 million before December 31, 2013, and satisfaction of other customary closing conditions, ownership of the assets and intellectual property will be transferred to the Company, with the Company granting back to 3M a license to the intellectual property assets outside of the dry powder inhalation field.

Under the agreement, if we have not made the closing payment and the closing has not occurred by December 15, 2013, then 3M may in its discretion elect to accept payment of the closing payment by delivery of a number of shares of our common stock equal to $14,000,000 divided by the average of the closing prices of the common stock for the 30 trading days preceding the business day before the closing date.

If the closing does not occur by December 31, 2013, then the exclusive license converts to a non-exclusive license, and 3M can license, transfer, assign or otherwise enter into any transaction involving the assets with any third party.  If after December 31, 2013, 3M sells or enters into an agreement with a third party to sell or exclusively license in any territory any of the assets, then 3M may terminate the agreement with us.  If before June 30, 2014, 3M has not entered into such an agreement with a third party and the Company tenders the closing payment in cash plus a premium of $1,000,000, and the other closing conditions are satisfied or waived, then the assets will be transferred to the Company with the same effect as if the closing had occurred before December 31, 2013.  If the closing does not occur by June 30, 2014, 3M may terminate the agreement.  The agreement includes other customary provisions including representations and warranties, warranty disclaimers and indemnification provisions.

NOTE 15:	SUBSEQUENT EVENTS

On April 5, 2013, the Company issued convertible promissory notes in the principal amount of $575,000 to private investors, and received gross proceeds of $575,000, excluding transaction costs and expenses. Interest on the outstanding principal balance of the note accrues at a rate of 12% per annum compounded monthly. All principal and interest on the note is due and payable on October 5, 2013. At any time on or before the maturity date, the investor has the right to convert part or all of the principal and interest owed under the note into common stock at a conversion price equal to $0.50 per share (subject to adjustment for stock dividends, stock splits, reverse stock splits, reclassifications or other similar events affecting the number of outstanding shares of common stock).  The conversion price is also subject to price anti-dilution adjustments. On June 28, 2013, the investors exercised their conversion features to convert a portion of the notes into shares of the Company's common stock.  A total of 208,000 shares were issued in the conversion of $104,000 of principal. The balance of the notes was paid from the net proceeds of the June 2013 private placement transaction described below.

On May 30, 2013, the Company issued common stock upon exercise of an employee stock option.  The employee utilized a cashless conversion of 94,442 options with a strike price of $0.19 and received 68,054 shares of common stock.

On June 21, 2013 the Company converted a warrant for a total of 145,800 shares. The strike prices was $.20 and the warrant was exercised by means of a cashless conversion with a value of $94,770.

On June 26, 2013, we completed a private placement financing transaction pursuant to which we issued the Secured Notes and common stock purchase warrants to purchase up to 13,004,316 shares of common stock, to a small number of institutional investors and received gross cash proceeds of $5,300,000, excluding transactions costs, fees and expenses.  The Secured Notes have an aggregate principal amount of $6,502,158, including $613,271 of principal amount resulting in the exchange of an outstanding convertible note for the Secured Notes and warrants.  The maturity date of the Secured Notes is December 26, 2013.  The Secured Notes are convertible into shares of common stock at any time at the discretion of the investor at an initial conversion price per share of $0.50, subject to adjustment for stock splits, stock dividends and other similar transactions, and to possible price anti-dilution adjustments.  Our obligations under the Secured Notes and the other transaction agreements are guaranteed by our principal subsidiaries, and are secured by a security interest in substantially all of our assets and those of the subsidiaries, pursuant to a Security Agreement. The common stock purchase warrants have a term of five years and have an excercise price of $0.715 per share, subject to adjustment.

GOING CONCERN	12 Months Ended
Mar. 31, 2013
Going Concern
GOING CONCERN
NOTE 2:                      GOING CONCERN

The Company’s consolidated financial statements are prepared using the generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, as shown in the accompanying consolidated financial statements, the Company has sustained substantial losses from continuing operations and has not introduced new revenue producing products since inception. In addition, the Company has used, rather than provided, cash in its continuing operations. Without realization of additional capital, it would be unlikely for the Company to continue as a going concern. Management intends to attempt to secure additional required funding through equity or debt financings, sales or out-licensing of intellectual property assets, seeking partnerships with other pharmaceutical companies or third parties to co-develop and fund research and development efforts, or similar transactions.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 3:                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The accompanying consolidated financial statements include Adamis Pharmaceuticals and its wholly-owned operating subsidiaries. All significant intra-entity balances and transactions have been eliminated in consolidation.

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Actual results could differ from those estimates, and the differences could be material.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid investments with original maturities at the date of purchase of three months or less to be cash equivalents.

Fair Value of Financial Instruments

The carrying amounts of the Company’s financial instruments, including cash, accounts payable and accrued liabilities approximate their fair value due to their short-term nature. The Company’s notes payable approximate fair value based upon current rates available to the Company for loans with similar maturities.  The convertible notes payable have fixed interest rates and conversion features which are based upon the conversion price specified in the agreements.  Additionally, one of the convertible notes payable contains price anit-dilution features which are adjusted to fair value on a recurring basis.

Long-Lived Assets

The Company periodically assesses whether there has been permanent impairment of its long-lived assets held and used whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by comparison of the carrying amount of the asset to future net undiscounted cash flows expected to be generated from the use and eventual disposition of the asset.

Derivative Instruments and Hedging Activities

Derivatives are recognized as either assets or liabilities in the consolidated balance sheets and are measured at fair value.  The treatment of gains and losses resulting from changes in the fair values of derivative instruments is dependent on the use of the respective derivative instrument and whether they qualify for hedge accounting.  As of March 31, 2013, no derivative instruments qualified for hedge accounting.  See Note 8 for further discussion of derivative instruments.

Discontinued Operations

As discussed in Note 4, the assets and liabilities at March 31, 2012, related to International Labs, Inc. (“INL”), the company’s former packaging division, have been accounted for as discontinued operations. There are no operations related to INL in the accompanying consolidated financial statements.

Revenue Recognition

In accordance with our revenue recognition policy, revenue is recognized when title and risk of loss are transferred to the customer, the sales price to the customer is fixed and determinable, and collectability of the sales price is reasonably assured. Reported revenue is net of estimated customer returns and other wholesaler fees. Our policy regarding sales to customers is that we do not recognize revenue from, or the cost of, such sales, where we believe the customer has more than a demonstrably reasonable level of inventory. We make this assessment based on historical demand, historical customer ordering patterns for purchases, business considerations for customer purchases and estimated inventory levels. If our actual experience proves to be different than our assumptions, we would then adjust such allowances accordingly.

Stock-Based Compensation

The Company accounts for stock-based compensation transactions in which the Company receives employee services in exchange for options to purchase common stock. Stock-based compensation cost for restricted stock units (“RSUs”) is measured based on the closing fair market value of the Company’s common stock on the date of grant. Stock-based compensation cost for stock options is estimated at the grant date based on each option’s fair-value as calculated by the Black-Scholes option-pricing model. The Company recognizes stock-based compensation cost as expense ratably on a straight-line basis over the requisite service period.

Research and Development

Research and development costs are expensed as incurred. Non-refundable advance payments for goods and services to be used in future research and development activities are recorded as an asset and are expensed when the research and development activities are performed.

Legal Expense

Legal fees are expensed as incurred and are included in selling, general and administrative expenses on the consolidated statements of operations.

Income Taxes

The Company accounts for income taxes under the deferred income tax method. Under this method, deferred income taxes are determined based on the estimated future tax effects of differences between the financial statement and tax basis of assets and liabilities given the provisions of enacted tax laws.

Deferred income tax provisions and benefits are based on changes to the assets and liabilities from year to year. In providing for deferred taxes, the Company considers tax regulations of the jurisdictions in which they operate, estimates of future taxable income, and available tax planning strategies. If tax regulations, operating results or the ability to implement tax planning strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. Valuation allowances are recorded related to deferred tax assets based on the “more likely than not” criteria.

The Company accounts for uncertain tax positions in accordance with accounting guidance which requires the Company to recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would, more likely than not, sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. At the adoption date, the Company applied the guidance to all tax positions for which the statue of limitations remained open. Upon implementation, the Company did not recognize any additional liabilities for unrecognized tax benefits. Accordingly, the adoption of the guidance had no impact on the Company’s financial statements. There have been no material changes in unrecognized tax benefits since April 1, 2009.

The Company is subject to income taxes in the United States Federal jurisdiction, California and Florida. The Company is no longer subject to the United States Federal, California or Florida income examinations by tax authorities for the years before the year ended March 31, 2009. The Company recognizes interest and penalty accrued related to unrecognized tax benefits in its income tax expense, if any. No interest or penalties have been accrued for all presented periods.

Net Loss Per Share

The Company computes basic loss per share by dividing the loss attributable to holders of common stock for the period by the weighted average number of shares of common stock outstanding during the period. Since the effect of common stock equivalents was anti-dilutive, all such equivalents were excluded from the calculation of weighted average shares outstanding. Outstanding warrants at March 31, 2013 and 2012 were 1,800,505 and 2,473,245, respectively. The outstanding options at March 31, 2013 and 2012 were 6,723,582 and 5,230,398, respectively.  Outstanding restricted stock units at March 31, 2013 and 2012 were 726,019 and 0, respectively.

Reclassifications

Certain reclassifications have been made to the March 31, 2012 financial statement presentation to correspond to the current year’s classification. Total stockholders’ (deficit) and net loss are unchanged due to these reclassifications.

DISCONTINUED OPERATIONS	12 Months Ended
Mar. 31, 2013
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS
NOTE 4:                      DISCONTINUED OPERATIONS

Effective July 18, 2008, the Company’s former packaging division (INL) was sold for $2,654,000. On the closing date, $2,154,000 was paid to a lender to retire long-term debt. Additionally, $500,000 of the purchase price was held in escrow to secure any of the Company’s indemnification obligations. During 2011 and 2012, the Company settled a total of $150,000 of the amount held for indemnification obligations. At March 31, 2013 and 2012, assets from discontinued operations consisted of $0 and $130,000, respectfully.

CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Mar. 31, 2013
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK
NOTE 5:                      CONCENTRATIONS OF CREDIT RISK

Financial instruments that potentially subject the Company to credit risk consist principally of cash and accounts payable.

Cash

The Company at times may have cash in excess of the Federal Deposit Insurance Corporation (“FDIC”) limit. The Company maintains its cash with larger financial institutions. The Company has not experienced losses on these accounts and management believes that the Company is not exposed to significant risks on such accounts.

Purchases and Accounts Payable

The Company had balances greater than 10% of trade accounts payable at March 31, 2013 with three vendors. Vendor A had a balance that accounted for 23% of total accounts payables, Vendor B had a balance of 14% and Vendor C had a balance of 10% at March 31, 2013.  Comparatively, the Company had balances greater than 10% of trade accounts payable at March 31, 2012 with three vendors. Vendor A had a balance that accounted for 26% of total accounts payables Vendor B had a balance of 13% and Vendor C had a balance of 11% at March 31, 2012.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 6:                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets at March 31, 2013 and 2012:

	2013	2012

Prepaid Insurance	$4,000	$3,750

Prepaid Rent	10,827	10,827
Prepaid Consulting Fees	47,333	13,125
Other Current Assets	2,187	3,818

	$64,347	$31,520

LICENSING AGREEMENTS	12 Months Ended
Mar. 31, 2013
Licensing Agreements
LICENSING AGREEMENTS
NOTE 10:                   LICENSING AGREEMENTS

On July 28, 2006, the Company entered into a nonexclusive, royalty free license agreement with an entity for the technology used to research and develop new viral therapies, and an exclusive royalty-bearing license requiring a small percentage of revenue received by the Company on future products developed and sold with a payment cap of $10,000,000. The Company paid the entity an initial license fee and granted one of the entity’s officers the right to purchase 1,000,000 shares of common stock of the Company at price of $0.001 pursuant to a separate stock purchase agreement. The Company also granted the entity a royalty-free non-exclusive license to use any improvements made on the existing technology for research purposes only. The Company and the entity have the right to sublicense with written permission of each party. In the event that the entity sublicenses or sells the improved technology to a third party, then a portion of the total payments, to be decided by mutual agreement, will be due to the Company.

The Company is obligated to make the following milestone payments to the entity based on commencement of various clinical trials and submissions of an application to the FDA for regulatory approval:

Amount	Date due
$50,000	Within 30 days of commencement of Phase I/II clinical trial.

50,000	Within 30 days of commencement of a separate Phase II trial as required by the FDA.

300,000	Within 30 days of commencement of a Phase III trial.

500,000	Within 30 days of submission of a biological license application or a new drug application with the FDA.

Total milestone payments are not to exceed $900,000 and can only be paid one time and will not repeat for subsequent products. At March 31, 2013 and 2012, no milestones have been achieved.

The agreement will remain in effect as long as the patent rights remain in effect. Adamis has the right to terminate the agreement if it is determined that no viable product can come from the technology. Adamis would be required to transfer and assign all filings, rights and other information in its control if termination occurs. Adamis would retain the same royalty rights for license, or sublicense, agreements if the technology is later developed into a product.

Either party may terminate the license agreement in the event of a material breach of the agreement by the other party that has not been cured or corrected within 90 days of notice of the breach.

On September 22, 2006, the Company entered into an agreement with an entity to manufacture an influenza vaccine for the Company. The agreement requires the Company to pay $70,000 upon commencement of the project, followed by monthly payments based upon services performed until the project is complete. No product has been manufactured and no payments have been made as of March 31, 2013. Once the project begins, the total payments will aggregate $283,420. The project has an open ended start time. Adamis may terminate the agreement upon notice to the other party, other than reimbursing the other party for non-cancellable materials and supplies ordered, and work in progress, through the date of the termination.

On February 24, 2010, the Company entered into an agreement with Colby Pharmaceutical Company (“Colby”) to acquire three separate exclusive license agreements, covering three small molecule anti-inflammatory compounds, named APC-100, APC-200 and APC-300, for the potential treatment of human prostate cancer, or PCa, in exchange for shares of the Company’s common stock. Colby licensed the patents, patent applications and related intellectual property relating to the compounds pursuant to license agreements with a third party (“WARF”). Pursuant to the agreement as amended, on February 25, 2010, the Company was assigned and transferred the license agreement relating to the APC-300 compound in consideration of the issuance of 800,000 shares of common stock to Colby. The transfer of the license agreements relating to APC-100 and APC-200 occurred at a subsequent closing, pursuant to an amendment to the original agreement. Under the amendment, Colby assigned and transferred to the Company the license agreements relating to APC-100 and APC-200 in consideration for the issuance to Colby of 5,000,000 shares of the Company’s common stock. Additionally, the Company issued 1,250,000 shares to each of two parties related to Colby, for consulting services rendered to the Company in connection with the intellectual property covered by the license agreements.

Under the agreements, with respect to sublicenses granted by the Company, the Company is to pay WARF according to the following schedule:

1.
Forty percent (40%) of amounts received under each agreement entered into before an Investigational New Drug (“IND”) application is filed by the Company with the Federal Drug Administration (“FDA”) for a Product made a subject of the sublicense.

2.	Thirty percent (30%) of amounts received under each agreement entered into after the filing of an IND under item (1) above until completion of a Phase 1 clinical trial by the Company for that Product.

3.	Twenty-five percent (25%) of amounts received under each agreement entered into after completion of item (2) above until completion of a Phase II clinical trial by the Company for that Product.

4.	Twenty percent (20%) of amounts received under each agreement entered into after completion of item (3) above until a New Drug Application (“NDA”) has been approved by the FDA for that Product.

5.	Ten percent (10%) of amounts received under each agreement entered into after the NDA has been approved by the FDA for that Product.

Milestone Payments are outlined below:

1.	$25,000 upon the filing of the first IND or comparable regulatory filing for a human therapeutic Product.

2.	$150,000 upon the enrollment of its first patient under a Phase II clinical trial for the first human therapeutic Product.

3.	$200,000 upon the enrollment of its first patient under a Phase III clinical trial for the first human therapeutic Product.

4.	$250,000 for the first NDA or comparable regulatory approval for a human therapeutic Product.

These milestone payments occur only once for each of the compounds

On April 18, 2011, the Company entered into an agreement with The Regents of the University of California (University) and the Dana-Farber Cancer Institute, Inc. (DFCI) to acquire the Telomerase Reverse Transcriptase as Antigen for Immunization in Cancer.  The term of the agreement expires with the last expiration of the last patent covered by the license.

Under the agreement, with respect to sublicenses granted by the Company, the Company is to pay the University and DFCI according to the following schedule:

1.           A license issue fee of $10,000, within thirty (30) days after the effective date.

2.           License maintenance fees of $10,000 per year and payable on the first through third anniversary of theeffective date and $20,000 annually thereafter on each anniversary until commercially selling a licensedproduct.

3.           Milestone payments in the amounts payable according to the following schedule or events:

(i)	$25,000 upon dosing of 50% of the patients expected to be enrolled for a Phase I clinical trial for the first indication (if such a trial is needed) of a licensed product;

(ii)	$25,000 upon the filing of an IND for the second indication of a licensed product;

(iii)	$100,000 upon dosing of the first patient and $150,000 upon dosing of the 40th patient in a Phase II clinical trial for the first indication of a licensed product;

(iv)	$250,000 upon dosing of the first patient for a Phase II clinical trial for the second indication of a licensed product;

(v)	$600,000 upon dosing of the first patient for a Phase III clinical trial for the first indication of a licensed product;

(vi)	$600,000 upon dosing of the first patient for a Phase III clinical trial for the second indication of a licensed product;

(vii)	$1,000,000 upon receipt of US regulatory approval for each indication of a licensed product.

4.	An earned royalty of two percent (2%) on net sales of licensed products as defined in the agreement.

In addition, the Company will reimburse the University and DFCI for past and future patent costs as outlined in the agreement.

During the years ended March 31, 2013 and 2012, the Company paid license fees and reimbursed patent defense costs related to this agreement of approximately $7,900 and $46,200, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 11:	COMMITMENTS AND CONTINGENCIES

In addition to the matters described in Note 9, the Company may become involved in or subject to, routine litigation, claims, disputes, proceedings and investigations in the ordinary course of business, which in our opinion will not have a material adverse effect on our financial condition, cash flows or results of operations.

Office Lease

In April 2011, the Company leased approximately 2,400 square feet of office space in San Diego, California. The term of the lease is three years. The rent for the remaining 10 months is $55,283. There are no options to extend the lease term. Total rent expense was $64,948 and $71,050 for the years ended March 31, 2013 and 2012, respectively.

INCOME TAXES	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 14:                   INCOME TAXES

At March 31, 2013, the Company had net operating loss carry forwards of approximately $128 million and $56 million for federal and state purposes, respectively. The net operating loss carry forwards expire through the year 2031. At March 31, 2013, the Company also had research and development credit carry forwards of approximately $2.8 million and $200,000 for federal and state purposes, respectively. The federal credits expire through the year 2027 and the state credits expire through the year 2019. The Tax Reform Act of 1986 (the “Act) provides for a limitation on the annual use of net operating loss and research and development tax credit carry forwards following certain ownership changes that could that could limit the Company’s ability to utilize these carry forwards. The Company most likely has experienced various ownership changes, as defined by the Act, as a result of past financings. Accordingly, the Company’s ability to utilize the aforementioned carry forwards may be limited. Cellegy’s merger with Adamis as described in Note 1, may also impact the ability for the Company to utilize certain of its net operating loss carry forwards. Additionally, U.S. tax laws limit the time during which these carry forwards may be applied against future taxes, therefore, the Company may not be able to take full advantage of these carry forwards for federal income tax purposes. The Company determined that the net operating loss carry forwards relating to Cellegy and Biosyn are limited due to the acquisitions, in 2009 and 2004 and has reflected the estimated amount of usable net operating loss carry forwards in its deferred tax assets below.

The benefit for income taxes from continuing operations consists of the following for the years ended March 31, 2013 and 2012:

	2013	2012

Current	$—	$—
Deferred	(2,707.000)	1,212,000

Total	(2,707.000)	1,212,000
Change in Valuation Allowance	2,707,000	(1,212,000)

Tax Benefit, net	$—	$—

At March 31, 2013 and 2012 the significant components of the deferred tax assets from continuing operations are summarized below:

	2013	2012

Net Operating Loss Carry forwards	$43,458,000	$40,945,000
Deferred Tax Assets	579,000	385,000

Net Deferred Tax Assets	44,037,000	41,330,000
Less Valuation Allowance	(44,037,000)	(41,330,000)

Net Deferred Tax Assets	$—	$—

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities. In addition to net operating loss carry forwards, differences are primarily attributable to stock compensation expense, depreciation of assets, and accruals.

We have determined at March 31, 2013 and 2012 that a full valuation allowance would be required against all of our operating loss carry forwards and deferred tax assets that we do not expect to be utilized by deferred tax liabilities.

The following table reconciles our losses from continuing operations before income taxes for the years ended March 31, 2013 and 2012.

		2013	2012

Net (Loss)		$(7,195,000)	$(4,915,000)

Permanent Differences:

Non-Cash Interest		—	1,000
Meals and Entertainment		2,000	4,000
		$(7,193,000)	$(4,910,000)

Federal Statutory Rate	34.00%	$(2,446,000)	$(1,671,000)
State Income Tax, net of Federal Tax	3.63%	(261,000)	(178,000)

Permanent Differences	37.63%	—	3,060,000
Change in Valuation Allowance		2,707,000	(1,211,000)

Expected Tax Benefit		$—	$—

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include Adamis Pharmaceuticals and its wholly-owned operating subsidiaries. All significant intra-entity balances and transactions have been eliminated in consolidation.

Accounting Estimates

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Actual results could differ from those estimates, and the differences could be material.

Cash and Cash Equivalents
Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid investments with original maturities at the date of purchase of three months or less to be cash equivalents.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of the Company’s financial instruments, including cash, accounts payable and accrued liabilities approximate their fair value due to their short-term nature. The Company’s notes payable approximate fair value based upon current rates available to the Company for loans with similar maturities.  The convertible notes payable have fixed interest rates and conversion features which are based upon the conversion price specified in the agreements.  Additionally, one of the convertible notes payable contains price anit-dilution features which are adjusted to fair value on a recurring basis.

Long-Lived Assets
Long-Lived Assets

The Company periodically assesses whether there has been permanent impairment of its long-lived assets held and used whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by comparison of the carrying amount of the asset to future net undiscounted cash flows expected to be generated from the use and eventual disposition of the asset.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

Derivatives are recognized as either assets or liabilities in the consolidated balance sheets and are measured at fair value.  The treatment of gains and losses resulting from changes in the fair values of derivative instruments is dependent on the use of the respective derivative instrument and whether they qualify for hedge accounting.  As of March 31, 2013, no derivative instruments qualified for hedge accounting.  See Note 8 for further discussion of derivative instruments.

Discontinued Operations
Discontinued Operations

As discussed in Note 4, the assets and liabilities at March 31, 2012, related to International Labs, Inc. (“INL”), the company’s former packaging division, have been accounted for as discontinued operations. There are no operations related to INL in the accompanying consolidated financial statements.

Revenue Recognition
Revenue Recognition

In accordance with our revenue recognition policy, revenue is recognized when title and risk of loss are transferred to the customer, the sales price to the customer is fixed and determinable, and collectability of the sales price is reasonably assured. Reported revenue is net of estimated customer returns and other wholesaler fees. Our policy regarding sales to customers is that we do not recognize revenue from, or the cost of, such sales, where we believe the customer has more than a demonstrably reasonable level of inventory. We make this assessment based on historical demand, historical customer ordering patterns for purchases, business considerations for customer purchases and estimated inventory levels. If our actual experience proves to be different than our assumptions, we would then adjust such allowances accordingly.

Stock-Based Compensation
Stock-Based Compensation

The Company accounts for stock-based compensation transactions in which the Company receives employee services in exchange for options to purchase common stock. Stock-based compensation cost for restricted stock units (“RSUs”) is measured based on the closing fair market value of the Company’s common stock on the date of grant. Stock-based compensation cost for stock options is estimated at the grant date based on each option’s fair-value as calculated by the Black-Scholes option-pricing model. The Company recognizes stock-based compensation cost as expense ratably on a straight-line basis over the requisite service period.

Research and Development
Research and Development

Research and development costs are expensed as incurred. Non-refundable advance payments for goods and services to be used in future research and development activities are recorded as an asset and are expensed when the research and development activities are performed.

Legal Expense	Legal Expense Legal fees are expensed as incurred and are included in selling, general and administrative expenses on the consolidated statements of operations.
Income Taxes
Income Taxes

The Company accounts for income taxes under the deferred income tax method. Under this method, deferred income taxes are determined based on the estimated future tax effects of differences between the financial statement and tax basis of assets and liabilities given the provisions of enacted tax laws.

Deferred income tax provisions and benefits are based on changes to the assets and liabilities from year to year. In providing for deferred taxes, the Company considers tax regulations of the jurisdictions in which they operate, estimates of future taxable income, and available tax planning strategies. If tax regulations, operating results or the ability to implement tax planning strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. Valuation allowances are recorded related to deferred tax assets based on the “more likely than not” criteria.

The Company accounts for uncertain tax positions in accordance with accounting guidance which requires the Company to recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would, more likely than not, sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. At the adoption date, the Company applied the guidance to all tax positions for which the statue of limitations remained open. Upon implementation, the Company did not recognize any additional liabilities for unrecognized tax benefits. Accordingly, the adoption of the guidance had no impact on the Company’s financial statements. There have been no material changes in unrecognized tax benefits since April 1, 2009.

The Company is subject to income taxes in the United States Federal jurisdiction, California and Florida. The Company is no longer subject to the United States Federal, California or Florida income examinations by tax authorities for the years before the year ended March 31, 2009. The Company recognizes interest and penalty accrued related to unrecognized tax benefits in its income tax expense, if any. No interest or penalties have been accrued for all presented periods.

Net Loss Per Share
Net Loss Per Share

The Company computes basic loss per share by dividing the loss attributable to holders of common stock for the period by the weighted average number of shares of common stock outstanding during the period. Since the effect of common stock equivalents was anti-dilutive, all such equivalents were excluded from the calculation of weighted average shares outstanding. Outstanding warrants at March 31, 2013 and 2012 were 1,800,505 and 2,473,245, respectively. The outstanding options at March 31, 2013 and 2012 were 6,723,582 and 5,230,398, respectively.  Outstanding restricted stock units at March 31, 2013 and 2012 were 726,019 and 0, respectively.

Reclassifications

Reclassifications

Certain reclassifications have been made to the March 31, 2012 financial statement presentation to correspond to the current year’s classification. Total stockholders’ (deficit) and net loss are unchanged due to these reclassifications.

DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Notes to Financial Statements
Schedule of fair value reconciliation
The table below provides a reconciliation of beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3).

	Down-round	Convertible Feature	Warrant	Warrant Down-round
	Protection Derivative	Derivative	Derivative	Protection Derivative	Total

Balance, March 31, 2013	$(50,545)	$(162,456)	$—	—	$(213,001)
Net Change in Fair Value	40,545	61,637	—	—	102,182
Settlement Through Modification of Gemini Note II	10,000	100,819	—	—	110,819
Fair Value at Issuance of Secured Notes	(641,113)	(2,923,370)	(1,781,592)	(616,688)	(5,962,763)

Balance at 6/30/2013	$(641,113)	$(2,923,370)	$(1,781,592)	$(616,688)	$(5,962,763)

Schedule of valuation techniques
The following table describes the valuation techniques used to calculate fair values for assets in Level 3.  There were no changes in the valuation techniques during the quarter ended June 30, 2013.

	Fair Value at	Valuation
	6/30/2013	Technique	Unobservable Input	Range

Conversion Feature Derivative and Down-round Protection Derivative (combined)
	$3,564,483	Binomial Option Pricing Model	Probability of common stock issuance at prices less than conversion prices stated in agreements	5%-65%

Warrant Derivative and Warrant Down-round Protection Derivative (combined)	$2,488,280	Binomial Option Pricing Model	Probability of common stock issuance at prices less than exercise prices stated in agreements	5%-50%

Reconciliation of liabilities measured at fair value
The table below provides a reconciliation of beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3).

	Derivative Liability	Convertible Feature Liability	Total
Balance, April 1, 2012	$—	—	—
Fair Value at Issuance	82,709	457,055	539,764
Net Change in Fair Value	122,945	1,390,292	1,513,237
Conversion of Debt	(155,109)	(1,684,891)	(1,840,000)
Balance, March 31, 2013	$50,545	$162,456	$213,001

Stock Option Plans, Shares Reserved and Warrants (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Stock Option Plans Shares Reserved And Warrants Tables
Schedule of share based compensation outstanding
The Company recorded $71,512 of share based compensation expense during the three months ended June 30, 2013. The following summarizes outstanding stock options at June 30, 2013:

	Number of Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Stock Options Vested
Non-Plan Stock Options	100,714	.35 Years	$41.27	100,714

2009 Equity Incentive Plan	6,629,140	8.05 Years	$0.34	5,124,979

The following summarizes the stock option activity for the years ended March 31, 2013 and 2012 below:

	2009 Equity Incentive Plan	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Non-Plan Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life
Balance as of April 1, 2011	3,550,398	$0.26	9.34 years	100,714	$41.27	2.61 years
Options Granted	1,680,000	$0.19	9.24 years	—		—
Options Exercised	—		—	—		—
Options Canceled	—		—	—		—

Balance as of March 31, 2012	5,230,398	$0.24	8.69 years	100,714	$41.27	1.60 years

Options Granted	1,493,184	$0.68	9.91 years	—		—
Options Exercised	—		—	—		—
Options Canceled	—		—	—		—

Balance as of March 31, 2013	6,723,582	$0.34	8.18 years	100,714	$41.27	0.60 years

Exercisable at March 31, 2013	4,653,437	$0.25	7.69 years	100,714	$41.27	0.60 years

Schedule of outstanding warrants
The following summarizes warrants outstanding at June 30, 2013:

	Warrant Shares	Exercise Price Per Share	Date Issued	Expiration Date
Biosyn Warrants	4,105	$57.97 - $173.92	October 22, 2004	January 4, 2014
Old Adamis Warrants	1,000,000	$0.50	November 15, 2007	November 15, 2015
Consultant Warrants	10,800	$0.20	January 29, 2010	January 29, 2015
Various Investors	150,000	$0.30	September 3, 2010	September 3, 2015
2013 Private Placement	14,223,763	0.715	June 26, 2013	June 25, 2018
Consultant Warrants	300,000	$0.22	July 11, 2011	July 11, 2016

Total Warrants	15,688,668

The expiration date of the Old Adamis Warrants was extended three years to November 15, 2015. The following summarizes warrants outstanding at March 31, 2013:

	Warrant Shares	Exercise Price Per Share	Date Issued	Expiration Date
Biosyn Warrants	4,105	$57.97 - $173.92	October 22, 2004	January 4, 2014
Investor Warrants	275,000	$0.30	September 15, 2010	September 15, 2015
Old Adamis Warrants	1,000,000	$0.50	November 15, 2007	November 15, 2015
Consultant Warrants	221,400	$0.20	January 29, 2010	January 25, 2015
Consultant Warrants	300,000	$0.22	July 11, 2011	July 11, 2016

Total Warrants	1,800,505

Schedule of reserved shares for issuance
At June 30, 2013, the Company has reserved shares of common stock for issuance upon exercise of outstanding options and warrants, and options and other awards that may be granted in the future under the 2009 Equity Incentive Plan, as follows:

Warrants	15,688,668
Non-Plan Stock Options	100,714
2009 Equity Incentive Plan	23,239,344
Total Shares Reserved	39,028,726

The Company has reserved shares of common stock for issuance upon exercise at March 31, 2013 as follows:

Warrants	1,800,505
Non-Plan Stock Options	100,714
2009 Equity Incentive Plan	23,239,344
Total Shares Reserved	25,140,563

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Mar. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets
Prepaid expenses and other current assets at March 31, 2013 and 2012:

	2013	2012

Prepaid Insurance	$4,000	$3,750

Prepaid Rent	10,827	10,827
Prepaid Consulting Fees	47,333	13,125
Other Current Assets	2,187	3,818

	$64,347	$31,520

LICENSING AGREEMENTS (Tables)	12 Months Ended
Mar. 31, 2013
Licensing Agreements Tables
Sublicenses granted to company schedule
The Company is obligated to make the following milestone payments to the entity based on commencement of various clinical trials and submissions of an application to the FDA for regulatory approval:

Amount	Date due
$50,000	Within 30 days of commencement of Phase I/II clinical trial.

50,000	Within 30 days of commencement of a separate Phase II trial as required by the FDA.

300,000	Within 30 days of commencement of a Phase III trial.

500,000	Within 30 days of submission of a biological license application or a new drug application with the FDA.

INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The benefit for income taxes from continuing operations consists of the following for the years ended March 31, 2013 and 2012:

	2013	2012

Current	$—	$—
Deferred	(2,707.000)	1,212,000

Total	(2,707.000)	1,212,000
Change in Valuation Allowance	2,707,000	(1,212,000)

Tax Benefit, net	$—	$—

Schedule of Deferred Tax Assets
The benefit for income taxes from continuing operations consists of the following for the years ended March 31, 2013 and 2012:

	2013	2012

Current	$—	$—
Deferred	(2,707.000)	1,212,000

Total	(2,707.000)	1,212,000
Change in Valuation Allowance	2,707,000	(1,212,000)

Tax Benefit, net	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
The following table reconciles our losses from continuing operations before income taxes for the years ended March 31, 2013 and 2012.

		2013	2012

Net (Loss)		$(7,195,000)	$(4,915,000)

Permanent Differences:

Non-Cash Interest		—	1,000
Meals and Entertainment		2,000	4,000
		$(7,193,000)	$(4,910,000)

Federal Statutory Rate	34.00%	$(2,446,000)	$(1,671,000)
State Income Tax, net of Federal Tax	3.63%	(261,000)	(178,000)

Permanent Differences	37.63%	—	3,060,000
Change in Valuation Allowance		2,707,000	(1,211,000)

Expected Tax Benefit		$—	$—

BASIS OF PRESENTATION (Details Narrative) (USD $)	0 Months Ended				1 Months Ended					12 Months Ended		7 Months Ended		8 Months Ended
	Feb. 13, 2012	Nov. 10, 2011	Aug. 01, 2011	Nov. 10, 2010	Dec. 31, 2012	Feb. 29, 2012	Jan. 31, 2012	Jun. 21, 2011	Jun. 30, 2011	Mar. 31, 2012	Jun. 30, 2013	Nov. 10, 2010 Common Stock Private Placement	Nov. 10, 2010 Eses Holdings (Foreign Investor) Common Stock Private Placement	Feb. 13, 2012 Common Stock Private Placement
Cash					$ 1,423					$ 7,519	$ 3,413,522
Purchase Agreement, value	124,920	700,000	60,000	5,000,000	600,000	200,160	375,000	550,000	550,000	2,500,080			5,000,000
Purchase Agreement, shares issued													20,000,000	10,000,000
Purchase Agreements, Share Price										$ 0.25		$ 0.25
Number of shares available to be sold												40,000,000		2,500,000
Gross proceeds from sale												$ 10,000,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Accounting Policies [Abstract]
Number of Stock Options		6,723,582	5,230,398
Warrant Shares	15,688,668	1,800,505	2,473,245
Restricted Stock Units		726,019	0

NOTES PAYABLE (Details Narrative) (USD $)	1 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended	12 Months Ended
	Jan. 18, 2013	Apr. 02, 2012	Dec. 31, 2012	Oct. 25, 2012	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 21, 2013	Jun. 11, 2012 Gemini Master Fund - Senior Convertible Note	Jun. 30, 2011 Gemini Master Fund - Senior Convertible Note	Mar. 31, 2013 Gemini Master Fund - Senior Convertible Note	Jun. 30, 2013 Gemini Master Fund - Senior Convertible Note	Jun. 30, 2013 GeminiMaster Fund - Convertible Promissory Note	Mar. 31, 2013 GeminiMaster Fund - Convertible Promissory Note	Mar. 31, 2013 Gemini Master Fund - Senior Convertible Note II	Jun. 30, 2013 Gemini Master Fund - Senior Convertible Note II	Jun. 30, 2013 Secured Notes	Mar. 31, 2013 Secured Notes	Apr. 05, 2013 Convertible Payable Notes	Dec. 31, 2012 Convertible Payable Notes	Mar. 31, 2013 Convertible Payable Notes	Jun. 30, 2013 Convertible Payable Notes	Nov. 30, 2010 Notes Payable	Jun. 30, 2013 Notes Payable	Mar. 31, 2013 Notes Payable	May 01, 2011 Notes Payable II	Mar. 31, 2013 Notes Payable II	Jun. 30, 2013 Notes Payable II	Mar. 31, 2012 Notes Payable II	Jun. 30, 2013 Notes Payable - Related Party	Mar. 31, 2013 Notes Payable - Related Party
Debt face amount	$ 500,000	$ 1,000,000	$ 1,000,000	$ 588,000						$ 500,000		$ 1,500,000	$ 500,000	$ 6,502,158	$ 600,000	$ 1,000,000	$ 613,271	$ 539,395	$ 500,000	$ 575,000			$ 600,000		$ 132,741	$ 777,902		$ 132,741	$ 147,866
Issuance date										Jun 11, 2012					Dec 31, 2012	Apr 2, 2012				Apr 5, 2013	Dec 31, 2012	Jun 11, 2012		Nov 30, 2010			May 1, 2011	Nov 30, 2010
Shares issued with debt										500,000				13,004,316				844,444			600,000
Gross proceeds from issuance of debt										500,000				5,300,000				6,502,158		575,000	600,000
Interest rate, stated												10.00%	10.00%		10.00%	10.00%		0.00%	10.00%	12.00%		10.00%	10.00%			3.00%			12.00%		10.00%
Debt conversion price												$ 0.2	$ 0.55	$ 0.5	$ 0.55	$ 0.25		$ 0.137	$ 0.55	$ 0.5		$ 0.55	$ 0.55
Market value of common stock issued, per share																							$ 0.71
Market value of common stock issued							1,592,000													644,000	426,000
Debt issuance costs recognized as debt discount, unamortized amount												600,000		286,349	286,582			152,000		67,000		0	145,615
Amortization of debt issuance costs					145,260	125,565	1,305,418					0			139,418						140,967
Benefical conversion feature												2,200,000			174,545						174,545	172,727
Effective annual interest rate												210.40%			107.00%	46.10%		199.60%	22.50%			111.50%	107.00%					5.25%
Interest payable													51,944							173,000			58,182
Number of shares issued upon conversion of debt	913,384	1,000,000	4,293,370	176,000						500,000	2,500,000					4,293,370				208,000		913,384
Debt instrument, carrying value														3,564,483	482,997				500,000				541,179		25,074	205,000		22,441	72,609	75,242
Warrants					15,688,668		1,800,505	2,473,245															375,000
Warrant exercise price									0.2					0.715
Warrant value outstanding																							67,500
Variable interest rate, description																								Prime rate plus 2%				prime plus 2%
Variable interest rate, basis spread																								5.25%				2.00%
Monthly payment required																								10,000			10,000	10,000
Final payment amount																													7,866
Interest payable to related parties																															74,680	72,655
Percentage of closing price														110.00%				250.00%
Warrant Down-round Protection Derivative, at fair value					616,688													2,398,280
Anti-dilution reset feature																		$ 0.0706
Notes Payable to Related Parties					$ 72,979		$ 97,122	$ 105,632																							$ 72,979	$ 97,122

NOTES PAYABLE (Details Narrative 1) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended			12 Months Ended
	Jun. 26, 2013	Jan. 18, 2013	Apr. 02, 2012	Dec. 31, 2012	Oct. 25, 2012	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Nov. 30, 2010 Notes Payable	Mar. 31, 2013 Notes Payable	Jun. 30, 2013 Notes Payable	Mar. 31, 2013 Notes Payable Related Party	Mar. 31, 2012 Notes Payable Related Party	Jun. 11, 2012 G-Max Trust Financing - Convertible Promissory Note	Mar. 31, 2013 G-Max Trust Financing - Convertible Promissory Note	Mar. 31, 2012 G-Max Trust Financing - Convertible Promissory Note	Dec. 29, 2009 G-Max Trust Financing - Convertible Promissory Note	Apr. 05, 2013 G-Max Trust Financing - Convertible Promissory Note II	Dec. 31, 2012 G-Max Trust Financing - Convertible Promissory Note II	Mar. 31, 2013 G-Max Trust Financing - Convertible Promissory Note II	Jun. 30, 2013 G-Max Trust Financing - Convertible Promissory Note II	Mar. 31, 2013 The G-Max Trust - Zero Coupon Promissory Note	Jun. 11, 2012 Gemini Master Fund - Senior Convertible Note	Jun. 30, 2011 Gemini Master Fund - Senior Convertible Note	Mar. 31, 2013 Gemini Master Fund - Senior Convertible Note	Mar. 31, 2012 Gemini Master Fund - Senior Convertible Note	Jun. 30, 2013 Gemini Master Fund - Senior Convertible Note	Mar. 31, 2013 Gemini Master Fund - Senior Convertible Note II	Jun. 30, 2013 Gemini Master Fund - Senior Convertible Note II	Mar. 31, 2013 Gemini Master Fund - Senior Convertible Note II	Jun. 30, 2013 Gemini Master Fund - Senior Convertible Note II	Mar. 31, 2013 Convertible Promissory Note	Jun. 30, 2013 Convertible Promissory Note	May 01, 2011 Notes Payable 1	Mar. 31, 2013 Notes Payable 1	Jun. 30, 2013 Notes Payable 1	Mar. 31, 2012 Notes Payable 1	Mar. 31, 2013 Notes Payable 2	Mar. 31, 2012 Notes Payable 2	Mar. 31, 2013 Promissory Notes Related Party	Mar. 31, 2012 Promissory Notes Related Party
Debt instrument, carrying value											$ 205,000	$ 25,074	$ 97,122	$ 105,632		$ 0						$ 541,179									$ 500,000		$ 482,997	$ 3,564,483		$ 22,441	$ 72,609	$ 75,242	$ 94,463	$ 120,366	$ 15,890	$ 14,400
Issuance date										Nov 30, 2010						Jun 11, 2012			Apr 5, 2013	Dec 31, 2012	Jun 11, 2012		Oct 25, 2012	Jun 11, 2012					Apr 2, 2012		Apr 2, 2012		Dec 31, 2012		May 1, 2011	Nov 30, 2010			May 1, 2011
Face amount		500,000	1,000,000	1,000,000	588,000						777,902	132,741			500,000	500,000			575,000			600,000		500,000		1,500,000		500,000	1,000,000	613,271	500,000	539,395	600,000	6,502,158		132,741	147,866			147,866
Accretion of discount											572,902
Accretion of discount, percentage											46.00%
Consideration for debt, shares issued																500,000					500,000		176,000			1,500,000			1,000,000		500,000		600,000
Gross proceeds from issuance of debt																500,500					500,000		500,000			1,500,000			1,000,000		500,000		600,000
Interest rate, stated											3.00%		10.00%			10.00%			12.00%		10.00%	10.00%				10.00%		10.00%	10.00%	0.00%	10.00%	0.00%	10.00%				12.00%		12.00%		10.00%
Amount due on maturity of debt										10,000													588,000												10,000	10,000			10,000
Final payment																																							7,866
Conversion price of debt instrument																$ 0.2			$ 0.5		$ 0.55	$ 0.55				$ 0.2		$ 0.55	$ 0.25		$ 0.55	$ 0.137	$ 0.55	$ 0.5
Market value of stock, per share																$ 0.25					$ 0.74					$ 0.41			$ 0.25		$ 0.74		$ 0.71
Market value on stock, value																125,000					370,000								250,000		370,000		426,000
Unamortized Discount																0		124,500	67,000		0	145,615				600,000						152,000	286,582	286,349
Debt issuance costs																					370,000								250,000		370,000		426,000
Amortization of debt issuance costs						145,260	125,565	1,305,418												140,967						0							139,418
Benefical conversion feature																249,500				174,545	172,727					2,200,000							174,545
Amortization of conversion feature						404,884	294,965	2,333,982	35,390							0	12,638				370,000					0	11,724
Effective interest rate																84.80%					111.50%	107.00%				210.40%			46.10%	199.60%	22.50%	199.60%	107.00%			5.25%
Number of shares issued as collateral for debt																							700,000
Call feature of note, gross financing amount																							2,000,000
Accrued interest payable		2,361		73,343									72,655	63,934							2,000								73,000				57,542								24,400	10,000
Number of shares issued upon conversion of debt		913,384	1,000,000	4,293,370	176,000										500,000	2,500,000			208,000		913,384			500,000	2,500,000				4,293,370		4,293,370
Value of shares issued upon conversion of debt	104,000																								500,000	318,620			1,840,000
Value of notes retired																										345,000
Increase to the derivative and conversion feature liabilities																													$ 354,800
Variable rate, description										Prime rate plus 2%																										prime plus 2%
Variable rate, basis spread										5.25%																										2.00%

DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended
	Jun. 11, 2012	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2013 Warrants	Jun. 30, 2013 Gemini Master Fund - Senior Convertible Note II	Mar. 31, 2013 Gemini Master Fund - Senior Convertible Note II	Jun. 26, 2013 Secured Notes	Jun. 30, 2013 Secured Notes	Mar. 31, 2013 Secured Notes
Volatility Rate				92.10%		139.60%	50.00%			83.40%
Discount Rate				100.00%						100.00%
Dividend Yield				0.00%		0.00%	0.00%			0.00%
Expected Term				0 years 3 months		5 years	0 years 5 months			0 years 6 months
Risk Free Interest Rate				0.07%		1.41%	0.02%			0.10%
Estimated Fair Value of Embedded Conversion Feature, at issuance	$ 169,455			$ 162,456				$ 287,600	$ 100,819		$ 169,455
Estimated Fair Value of Anti-Dilution Feature, at issuance	23,909			50,545				58,800	10,000		23,909
Original fair value of embedded conversion feature, per share						$ 0.137				$ 0.0493
Down-round protection derivative, per share						$ 0.0706				$ 0.2248
Number of potential conversion shares						13,004,316				13,004,316
Down-round Protection Derivative, at fair value		641,113		50,545		918,105
Gain/(Loss) on the convertible feature liability								(1,397,291)			7,000
Change in Fair Value of Conversion Feature Liability		61,637	(1,735,309)	(1,390,292)				96,309			26,636
Carrying Value of Embedded Conversion Feature, at end of period											162,456
Carrying Value of Anti-Dilution Feature, at end of period											$ 50,545

DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Balance, Beginning	$ (213,001)
Net Change in Fair Value	102,182
Settlement Through Modification of Gemini Note II	110,819
Fair Value of Issuance of Secured Notes	(5,962,763)
Fair Value at Issuance		539,764
Net Change in Fair Value		1,513,237
Conversion of Debt		(1,840,000)
Balance, ending	(5,962,763)	(213,001)
Derivative Liability
Balance, Beginning
Fair Value at Issuance		82,709
Net Change in Fair Value		122,945
Conversion of Debt		(155,109)
Balance, ending		50,545
Convertible Feature Liability
Balance, Beginning
Fair Value at Issuance		457,055
Net Change in Fair Value		1,390,292
Conversion of Debt		(1,684,891)
Balance, ending		162,456
Down-round Protection Derivative
Balance, Beginning	(50,545)
Net Change in Fair Value	40,545
Settlement Through Modification of Gemini Note II	10,000
Fair Value of Issuance of Secured Notes	(641,113)
Balance, ending	(641,113)
Convertible Feature Derivative
Balance, Beginning	(162,456)
Net Change in Fair Value	61,637
Settlement Through Modification of Gemini Note II	100,819
Fair Value of Issuance of Secured Notes	(2,923,370)
Balance, ending	(2,923,370)
Warrant Derivative
Balance, Beginning
Net Change in Fair Value
Settlement Through Modification of Gemini Note II
Fair Value of Issuance of Secured Notes	(1,781,592)
Balance, ending	(1,781,592)
Warrant Down-round Protection Derivative
Balance, Beginning
Net Change in Fair Value
Settlement Through Modification of Gemini Note II
Fair Value of Issuance of Secured Notes	(616,688)
Balance, ending	$ (616,688)

DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS (Details 1) (USD $)	12 Months Ended	3 Months Ended
	Mar. 31, 2013	Jun. 30, 2013 Convertible Feature Derivative and Down-round Protection Derivative (combined) Minimum	Jun. 30, 2013 Convertible Feature Derivative and Down-round Protection Derivative (combined) Maximum	Jun. 30, 2013 Warrant Derivative and Warrant Down-round Protection Derivative (combined) Minimum	Jun. 30, 2013 Warrant Derivative and Warrant Down-round Protection Derivative (combined) Maximum
Fair value of financial assets		$ 3,564,483	$ 3,564,483	$ 2,488,280	$ 2,488,280
Valuation Technique1		Binomial Option Pricing model	Binomial Option Pricing model	Binomial Option Pricing model	Binomial Option Pricing model
Unobservable Input		Probability of common stock issuance at price less than conversion prices stated in agreements	Probability of common stock issuance at price less than conversion prices stated in agreements	Probability of common stock issuance at price less than conversion prices stated in agreements	Probability of common stock issuance at price less than conversion prices stated in agreements
Range	100.00%	5.00%	65.00%	5.00%	50.00%

COMMON STOCK (Details Narrative) (USD $)	0 Months Ended					1 Months Ended	0 Months Ended	1 Months Ended										12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Jun. 26, 2013	Apr. 02, 2012	Feb. 13, 2012	Nov. 10, 2011	Aug. 01, 2011	Jun. 21, 2013	Nov. 10, 2010	May 31, 2013	Jan. 18, 2013	Dec. 28, 2012	Dec. 31, 2012	Oct. 25, 2012	Feb. 29, 2012	Jan. 31, 2012	Jun. 21, 2011	Jun. 30, 2011	Feb. 24, 2010	Mar. 31, 2012	Mar. 31, 2013 Minimum	Mar. 31, 2013 Maximum	Jun. 11, 2012 G-Max Trust Financing - Convertible Promissory Note	Jun. 30, 2011 G-Max Trust Financing - Convertible Promissory Note	Mar. 31, 2013 G-Max Trust Financing - Convertible Promissory Note	Jun. 11, 2012 Gemini Master Fund - Senior Convertible Note	Jun. 30, 2011 Gemini Master Fund - Senior Convertible Note	Mar. 31, 2013 Gemini Master Fund - Senior Convertible Note	Jun. 30, 2013 Gemini Master Fund - Senior Convertible Note
Purchase agreement, shares authorized							40,000,000
Purchase price, per share			$ 0.25				$ 0.25						$ 0.25	$ 0.25	$ 0.25	$ 0.25			$ 0.2	$ 0.3
Maximum potential gross proceeds							$ 10,000,000
Maximum potential shares issued							40,000,000
shares issued			499,680	2,800,000	250,000		20,000,000				600,000		800,640	1,500,000	2,200,000	2,200,000						1,593,101
Gross proceeds			124,920	700,000	60,000		5,000,000				600,000		200,160	375,000	550,000	550,000		2,500,080				318,619
Stock issuance fees							36,664
Number of shares issued upon conversion of debt		1,000,000							913,384		4,293,370	176,000									500,000		2,500,000	500,000	2,500,000
Value of shares issued upon conversion of debt	104,000																								500,000	318,620
Face amount		1,000,000							500,000		1,000,000	588,000									500,000		500,000	500,000		1,500,000	500,000
Accrued interest payable									$ 2,361		$ 73,343
Common Stock Issued for Services, shares										100,000							1,250,000
Common stock issued upon conversion of warrants, shares	208,000					145,800
Warrant Exercise Price						0.2
Options exercised in cashless exercise								94,442
Option strike price								$ 0.19
Stock issued in cashless exercise of options								68,054

STOCK OPTION PLANS, SHARES RESERVED AND WARRANTS (Details Narrative) (USD $)	0 Months Ended						1 Months Ended	0 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended
	Jul. 03, 2013	Mar. 06, 2013	Oct. 11, 2012	Sep. 12, 2011	Sep. 13, 2011	Jul. 11, 2011	Jun. 21, 2013	Feb. 10, 2011	Jan. 12, 2011	May 31, 2013	Aug. 20, 2010	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Jun. 26, 2013 Warrant 1	Jun. 26, 2013 Warrant 2	Jun. 26, 2013 Warrant 3
Warrants/RSU Issued	26,563					300,000	210,600								13,004,316	844,444	375,000
Options Issued		1,388,184	105,000	1,575,000	105,000			100,000	50,000	94,442	3,150,398
Exercise Price of warrants/options at issuance	$ 0.64	$ 0.67	$ 0.75	$ 0.19	$ 0.18	$ 0.22		$ 0.2	$ 0.21		$ 0.27	$ 0.3			$ 0.715		$ 0.715
Contractual Term		3 years	3 years	2 years	3 years	5 years									5 years		5 years
Value at Issuance						$ 21,000		$ 0.1	$ 0.1		$ 0.12				$ 1,781,592
Expected Volatility Rate		29.00%	29.00%	31.00%	31.00%			30.87%	30.87%		31.68%					32.00%	32.00%
Risk-free interest rate		2.00%	2.00%	2.00%	2.00%			3.70%	3.40%		2.60%					1.00%	1.00%
Fair Value of Options, at issuance		$ 388,691	$ 32,550	$ 126,000	$ 8,400								$ 1,021,000	$ 317,000		$ 152,000	$ 67,500
Options expired/cancelled												125,000
Share based compensation expense											$ 125,465	$ 71,512

STOCK OPTION PLANS, SHARES RESERVED AND WARRANTS (Details Narrative 1) (USD $)	0 Months Ended						1 Months Ended	0 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 03, 2013	Mar. 06, 2013	Oct. 11, 2012	Sep. 12, 2011	Sep. 13, 2011	Jul. 11, 2011	Jun. 21, 2013	Feb. 10, 2011	Jan. 12, 2011	May 31, 2013	Aug. 20, 2010	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2009
Stock options authorized																	7,000,000
Shares reserved for issuance												39,028,726	25,140,563		5,175,731	4,656,698
Warrants Issued, noncash	26,563					300,000	210,600
Options Issued, noncash		1,388,184	105,000	1,575,000	105,000			100,000	50,000	94,442	3,150,398
Exercise Price of warrants/options at issuance	$ 0.64	$ 0.67	$ 0.75	$ 0.19	$ 0.18	$ 0.22		$ 0.2	$ 0.21		$ 0.27	$ 0.3
Options, Vested											625,398
Options vesting after grant date											2,525,000
Contractual Term		3 years	3 years	2 years	3 years	5 years
Value at Issuance						$ 21,000		$ 0.1	$ 0.1		$ 0.12
Expected Volatility Rate		29.00%	29.00%	31.00%	31.00%			30.87%	30.87%		31.68%
Risk-free interest rate		2.00%	2.00%	2.00%	2.00%			3.70%	3.40%		2.60%
Forfeiture rate								0.00%	0.00%		0.00%
Fair Value of Options, at issuance		$ 388,691	$ 32,550	$ 126,000	$ 8,400								$ 1,021,000	$ 317,000
Share based compensation expense											$ 125,465	$ 71,512
Reduction of accrued expenses											1,068,786
Unrecognized compensation costs													479,000	222,000
Recognition period for unrecognized compensation													2 years 11 months
Restricted Stock Units													726,019	0
Fair value of RSU													486,433
Fair value of RSU, per share														$ 0.67
Biosyn Warrants
Warrants expired													4,140
Biosyn Warrants | Minimum
Strike price													$ 67.83
Biosyn Warrants | Maximum
Strike price													$ 57.97
Equity 1
Share based compensation expense													101,000	101,000
Equity 2
Share based compensation expense													832	832
Equity 3
Share based compensation expense													1,668	1,668
Equity 4
Share based compensation expense													42,000	66,500
Equity 5
Share based compensation expense													2,800	1,633
Equity 6
Share based compensation expense													5,424
Equity 7
Share based compensation expense													$ 10,783

STOCK OPTION PLANS, SHARES RESERVED AND WARRANTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Shares
Ending balance, Shares		6,723,582	5,230,398
Non-Plan Stock Options
Shares
Beginning balance, Shares	100,714	100,714	100,714
Options granted, Shares
Ending balance, Shares	100,714	100,714	100,714
Exercisable, Shares		100,714
Number of Stock Options Vested	100,714
Weighted average exercise price
Beginning balance, Weighted average exercise price	$ 41.27	$ 41.27	$ 41.27
Ending balance, Weighted average exercise price	$ 41.27	$ 41.27	$ 41.27
Exercisable, Weighted average exercise price		$ 41.27
Weighted average remaining contractual life
Beginning balance, Weighted average remaining contractual life	0 years 3 months 12 days	1 year 8 months	2 years 8 months
Ending balance, Weighted average remaining contractual life		0 years 8 months	1 year 8 months
Exercisable, Weighted average remaining contractual life	0 years 3 months 12 days	0 years 8 months
2009 Equity Incentive Plan
Shares
Beginning balance, Shares	6,723,582	5,230,398	3,550,398
Options granted, Shares		1,493,184	1,680,000
Ending balance, Shares	6,629,140	6,723,582	5,230,398
Exercisable, Shares		4,653,437
Number of Stock Options Vested	5,124,979
Weighted average exercise price
Beginning balance, Weighted average exercise price	$ 0.34	$ 0.24	$ 0.26
Options granted, Weighted average exercise price		$ 0.68	$ 0.19
Ending balance, Weighted average exercise price	$ 0.34	$ 0.34	$ 0.24
Exercisable, Weighted average exercise price		$ 0.25
Weighted average remaining contractual life
Beginning balance, Weighted average remaining contractual life	8 years 0 months 4 days	8 years 8 months	9 years 4 months
Options granted, Weighted average remaining contractual life		9 years 11 months	9 years 3 months
Ending balance, Weighted average remaining contractual life		8 years 2 months	8 years 8 months
Exercisable, Weighted average remaining contractual life	8 years 0 months 4 days	78 months

STOCK OPTION PLANS, SHARES RESERVED AND WARRANTS (Details 1)	Jun. 30, 2013	Jun. 21, 2013	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2013 Biosyn Minimum	Mar. 31, 2013 Biosyn Minimum	Jun. 30, 2013 Biosyn Maximum	Mar. 31, 2013 Biosyn Maximum	Jun. 30, 2013 Consultant Warrants	Mar. 31, 2013 Consultant Warrants	Jun. 30, 2013 Consultant Warrants	Mar. 31, 2013 Consultant Warrants	Jun. 30, 2013 Investor Warrants	Mar. 31, 2013 Investor Warrants	Jun. 30, 2013 Private Placement	Jun. 30, 2013 Consultant Warrants	Mar. 31, 2013 Consultant Warrants	Jun. 30, 2013 Biosyn	Mar. 31, 2013 Biosyn	Mar. 31, 2013 Old Adamis Warrants	Jun. 30, 2013 Biosyn Warrants	Jun. 30, 2013 Old Adamis Warrants
Warrant Shares	15,688,668		1,800,505	2,473,245							10,800	221,400	150,000	275,000	14,223,763	300,000	300,000		4,105	1,000,000	4,105	1,000,000
Exercise Price Per Share		0.2			57.97	58	173.92	174			0.2	0	0.3	0	0.715	0.22	0			1		0.5
Date Issued									Jan 29, 2010	Jan 29, 2010			Sep 3, 2010	Sep 15, 2010	Jun 26, 2013	Jul 11, 2011	Jul 11, 2011	Oct 22, 2004	Oct 22, 2004	Nov 15, 2007		Nov 15, 2007
Expiration Date									Jan 29, 2015	Jan 25, 2015			Sep 3, 2015	Sep 15, 2015	Jun 25, 2018	Jul 11, 2016	Jul 11, 2016	Oct 22, 2014	Jan 4, 2014	Nov 15, 2015		Nov 15, 2015

STOCK OPTION PLANS, SHARES RESERVED AND WARRANTS (Details 2)	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012
Shares Reserved	5,175,731	39,028,726	25,140,563	4,656,698
Non-Plan Stock Options
Shares Reserved		100,714	100,714
2009 Equity Incentive Plan
Shares Reserved		23,239,344	23,239,344
Warrants
Shares Reserved		15,688,668	1,800,505

SUBSEQUENT EVENTS (Details Narrative) (USD $)	0 Months Ended				1 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended
	Aug. 01, 2013	Jul. 03, 2013	Jun. 26, 2013	Jul. 11, 2011	Jun. 21, 2013	May 31, 2013	Jan. 18, 2013	Apr. 02, 2012	Dec. 31, 2012	Oct. 25, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2013	Mar. 06, 2013	Oct. 11, 2012	Sep. 13, 2011	Sep. 12, 2011	Feb. 10, 2011	Jan. 12, 2011	Aug. 20, 2010
Subsequent Event Date	Aug 1, 2013	Jul 3, 2013
Face amount							$ 500,000	$ 1,000,000	$ 1,000,000	$ 588,000
Options exercised						68,054
Number of shares issued upon conversion of debt							913,384	1,000,000	4,293,370	176,000
Principal amount of converted notes			104,000
Common stock purchase warrants (shares)											1,800,505	2,473,245	15,688,668
Common stock purchase warrants, exercise price					0.2
Conversion of warrants											2,913,343	818,619
Warrants/RSU Issued, noncash		26,563		300,000	210,600
Exercise Price of warrants/options at issuance		$ 0.64		$ 0.22									$ 0.3	$ 0.67	$ 0.75	$ 0.18	$ 0.19	$ 0.2	$ 0.21	$ 0.27
Warrants exercised		50,000
Payment for license	3,000,000
Future closing payment	7,000,000
Stock to be issued if closing payment not made, value	14,000,000
Closing payment premium	1,000,000
Subsequent Event 04/05/2013
Subsequent Event Date											Apr 5, 2013
Face amount											575,000
Gross proceeds from issuance of debt											575,000
Interest rate, stated											12.00%
Conversion price of debt instrument											$ 0.5
Number of shares issued upon conversion of debt											208,000
Principal amount of converted notes											104,000
Subsequent Event 05/30/2013
Subsequent Event Date											May 30, 2013
Options exercised											94,442
Strike price											$ 0.19
Shares issued											68,054
Subsequent Event 06/21/2013
Subsequent Event Date											Jun 21, 2013
Conversion of warrants											94,770
Conversion of warrants, shares											145,800
Conversion of warrants, strike price											$ 0.2
Subsequent Event 06/26/2013
Subsequent Event Date											Jun 26, 2013
Face amount											6,502,158
Gross proceeds from issuance of debt											5,300,000
Interest rate, stated											10.00%
Conversion price of debt instrument											$ 0.5
Principal exchanged for secured notes											$ 613,271
Common stock purchase warrants (shares)											13,004,316
Common stock purchase warrants, term											5 years
Common stock purchase warrants, exercise price											0.715

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Prepaid Expenses And Other Current Assets Details
Prepaid Insurance		$ 4,000	$ 3,750
Prepaid rent		10,827	10,827
Prepaid consulting fees		47,333	13,125
Other Current Assets		2,187	3,818
Prepaid Expenses and Other Current Assets	$ 50,605	$ 64,347	$ 31,520

DISCONTINUED OPERATIONS (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Discontinued Operations Details Narrative
Sales price of discontinued division	$ 2,654,000
Amount paid to lender to retire long term debt	2,154,000
Amount held in escrow to secure indemnification obligations	500,000
Indemnification obligations settled	150,000
Assets from discontinued operations	$ 0	$ 130,000

CONCENTRATIONS OF CREDIT RISK (Details Narrative)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Percent of trade accounts payable greater than	10.00%
Vendor A
Trade accounts payable, percentage	23.00%	26.00%
Vendor B
Trade accounts payable, percentage	14.00%	13.00%
Vendor C
Trade accounts payable, percentage	10.00%	11.00%

LICENSING AGREEMENTS (Details Narrative) (USD $)	1 Months Ended			12 Months Ended
	Dec. 28, 2012	Feb. 24, 2010	Sep. 22, 2006	Mar. 31, 2013
Licensing Agreements Details Narrative
Payment cap on licensing agreement			$ 283,420	$ 10,000,000
Initial license fee, shares		800,000		1,000,000
Initial license fee, per share				$ 0.001
Fee paid at commencement of project			$ 70,000
Shares issued for license fee		5,000,000
Shares issued for consulting	100,000	1,250,000

LICENSING AGREEMENTS (Details Narrative 1) (USD $)	12 Months Ended
Mar. 31, 2013
Milestone payments	$ 900,000
Investigational New Drug Application
Payment schedule percentage	40.00%
Completion of Phase 1
Payment schedule percentage	30.00%
Completion of Phase II
Payment schedule percentage	25.00%
New Drug Application
Payment schedule percentage	20.00%
FDA approval
Payment schedule percentage	10.00%
Filing of IND
Milestone payments	25,000
Enrollment of first patient under Phase II
Milestone payments	150,000
Enrollment of first patient under Phase III
Milestone payments	200,000
First NDA
Milestone payments	$ 250,000

LICENSING AGREEMENTS (Details Narrative 2) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Patients expected to be enrolled for a Phase I clinical trial (percentage)	50.00%
Milestone payments	$ 900,000
License issue fee	10,000
License maintenance fee, first three years (per annum)	10,000
License maintenance fee, thereafter (per annum)	20,000
Earned royalty (percentage)	2.00%
License fee and reimbursed patent defense costs	7,900	46,200
Dosing of 50% patients Phase I
Milestone payments	25,000
Filing IND for 2nd Indication
Milestone payments	25,000
Dosing of first patient in Phase II Clinical Trials
Milestone payments	100,000
Dosing 40th patient Phase II Clinical Trials
Milestone payments	150,000
Dosing of first patient Phase II and 2nd Indication
Milestone payments	250,000
Dosing of first patient Phase III and 1st Indication
Milestone payments	600,000
Dosing of first patient Phase III and 2nd Indication
Milestone payments	600,000
Receipt of US Regulatory Approval
Milestone payments	$ 1,000,000

LICENSING AGREEMENTS (Details) (USD $)	12 Months Ended
Mar. 31, 2013
Milestone payments	$ 900,000
Phase I/II clinical trial
Milestone payments	50,000
Phase II Trial
Milestone payments	50,000
Phase III Trial
Milestone payments	300,000
Biological license/new drug application
Milestone payments	$ 500,000

COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2013 sqft	Mar. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Office space, square feet	2,400
Rent payable	$ 55,283
Rent expense	$ 64,948	$ 71,050

INCOME TAXES (Details Narrative) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Net operating loss carry forward	$ 128,000,000	$ 56,000,000
Federal
Research tax credit carry forward	2,800,000
State
Research tax credit carry forward	$ 200,000

INCOME TAXES (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Current
Deferred	(2,707,000)	1,212,000
Total	(2,707,000)	1,212,000
Change in valuation allowance	2,707,000	(1,212,000)
Tax Benefit, net

INCOME TAXES (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 43,458,000	$ 40,945,000
Deferred tax assets	579,000	385,000
Net Deferred Tax Assets	44,037,000	41,330,000
Less Valuation Allowance	(44,037,000)	(41,330,000)
Net Deferred Tax Assets

INCOME TAXES (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Net (Loss)	$ (1,042,462)	$ (2,726,397)	$ (7,194,792)	$ (4,915,295)
Permanent Differences:
Non-Cash Interest				1,000
Meals and Entertainment			2,000	4,000
[AdjustedNetLossIncomeTaxReconciliation]			(7,193,000)	(4,910,000)
Federal Statutory Rate			(2,446,000)	(1,671,000)
State income tax, net of federal tax			(261,000)	(178,000)
Permanent Differences				3,060,000
Change in valuation allowance			2,707,000	(1,212,000)
Tax Benefit, net
Federal Statutory Rate			34.00%	34.00%
State Income Tax, net of Federal Tax			3.63%	3.63%
Permanent Differences			37.63%	37.63%